Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 31, 2020
Entity Registrant Name	dei_EntityRegistrantName	SCHWARTZ INVESTMENT TRUST
Entity Central Index Key	dei_EntityCentralIndexKey	0000891160
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Trading Symbol	dei_TradingSymbol	schwartz
Document Creation Date	dei_DocumentCreationDate	May 01, 2021
Document Effective Date	dei_DocumentEffectiveDate	May 01, 2021
Prospectus Date	rr_ProspectusDate	May 01, 2021
Ave Maria Value Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Ave Maria Value Fund
Objective [Heading]	rr_ObjectiveHeading	WHAT IS THE FUND’S INVESTMENT OBJECTIVE?
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Ave Maria Value Fund is to seek long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	WHAT ARE THE FUND’S FEES AND EXPENSES?
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and fees to intermediaries, which are not reflected in the table and example below.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 68% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	68.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Total Annual Fund Operating Expenses will not correlate to the Fund’s ratio of total expenses to average net assets in the Fund’s Financial Highlights, which do not reflect the reduction in Management Fees that went into effect on May 1, 2021 or “Acquired Fund Fees and Expenses.”
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	WHAT ARE THE FUND’S PRINCIPAL INVESTMENT STRATEGIES?
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the Ave Maria Value Fund invests primarily in common stocks believed by Schwartz Investment Counsel, Inc. (the “Adviser”) to be priced at a discount to their true value according to the Adviser’s criteria for value. Under normal circumstances, all of the Fund’s equity investments (which include common stocks, preferred stocks and securities convertible into common stock) and at least 80% of the Fund’s net assets will be invested in companies meeting the Fund’s religious criteria. This process is designed to avoid investments in companies believed to offer products or services or engage in practices that are contrary to core values and teachings of the Roman Catholic Church. The Fund invests in securities of established companies of various market capitalizations.

At times, the Fund may emphasize investments in a particular issuer or issuers or hold a smaller number of portfolio securities than other diversified mutual funds. The portion of the Fund’s net assets invested at any given time in securities of issuers engaged in industries within a particular sector is affected by valuation considerations and other investment characteristics of that sector. As a result, the Fund’s investment in various sectors generally will change over time, and a significant allocation to any particular sector does not necessarily represent a continuing investment policy or investment strategy to invest in that sector.

The Fund may invest in the securities of foreign issuers. The Fund will primarily invest indirectly in foreign issuers in the form of depositary receipts, but may also invest directly in foreign securities. Depositary receipts are stocks issued by a U.S. bank or broker that trade in the U.S. but represent ownership of securities issued by foreign companies.

The Adviser utilizes a comprehensive financial database and other sources with a universe of over 10,000 primarily domestic corporations to identify companies as candidates for the Fund. Using fundamental security analysis, the Adviser extensively analyzes stocks to identify those that meet the Fund’s investment objective and standards. The price of stocks in relation to cash flow, earnings, dividends, book value and asset value, both historical and prospective, are key determinants in the security selection process. Emphasis is also placed on identifying companies undergoing changes that the Adviser believes will significantly enhance shareholder value in the future, including changes in operations, management, capital allocation, strategies and product offerings.

The moral screening process for the Fund uses information from third-party screening providers, the Adviser, shareholders and other sources. The Catholic Advisory Board sets the criteria for screening out companies based on religious principles. In making this determination, the Catholic Advisory Board members are guided by the magisterium of the Roman Catholic Church. The magisterium of the Roman Catholic Church is the authority or office of the Roman Catholic Church to teach the authentic interpretation of the Word of God, whether in its written form or in universal faith and moral practices. This process will, in general, avoid four major categories of companies: (i) those involved in the practice of abortion; (ii) those whose policies are judged to be antifamily, such as companies that distribute pornographic material; (iii) those that contribute corporate funds to Planned Parenthood; and (iv) those that support embryonic stem cell research. The Fund is not authorized or sponsored by the Roman Catholic Church and the Catholic Advisory Board is not affiliated with the Roman Catholic Church. For more information about the Catholic Advisory Board, please turn to page 69 of this Prospectus.

The prices of securities held by the Fund are monitored in relation to the Adviser’s criteria for value. Generally, stocks are purchased with the intent to hold them for three years or more. When a stock appreciates substantially and is no longer undervalued according to the Adviser’s valuation criteria, it is sold. Stocks are also sold when a company fails to achieve expected results, or economic factors or competitive developments adversely impair the company’s intrinsic value. Additionally, a stock may be sold (but is not required to be sold) if the Catholic Advisory Board determines that the company operates in a way that is inconsistent with the core values and teachings of the Roman Catholic Church. A stock will automatically be sold, if necessary, to ensure that the Fund meets its policy of investing at least 80% of its net assets in morally responsible investments.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal circumstances, all of the Fund’s equity investments (which include common stocks, preferred stocks and securities convertible into common stock) and at least 80% of the Fund’s net assets will be invested in companies meeting the Fund’s religious criteria.
Risk [Heading]	rr_RiskHeading	WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE AVE MARIA VALUE FUND?
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with any mutual fund investment, there is a risk that you could lose money by investing in the Fund. The Fund is not intended to be a complete investment program and there is no assurance that the Fund will achieve its investment objective. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

General Market Risks. The return on and value of an investment in the Fund will fluctuate in response to stock market movements. Stocks and other equity securities are subject to market risks, such as rapid fluctuations in price or liquidity due to earnings or other developments affecting a particular company or industry, stock market trends and general economic conditions, investor perceptions, interest rates and other factors beyond the control of the Adviser. The value of an investment in the Fund may decline in tandem with a drop in the overall value of the markets in which the Fund invests and/or other markets based on negative developments in the U.S. and global economies. Economic, political and financial conditions, or industry or economic trends and developments, may, from time to time, and for varying periods of time, cause volatility, illiquidity or other potentially adverse effects in the financial markets. Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes and tsunamis, and widespread disease, including pandemics and epidemics, have been and can be highly disruptive to the economies and the markets. For example, the outbreak of COVID-19 has resulted in significant disruptions to economies and markets, adversely affecting individual companies, sectors, industries, interest rates and investor sentiment. The U.S. Federal Reserve and the U.S. government have taken numerous measures to address the economic impact of the COVID-19 pandemic and to stimulate the U.S. economy. The ultimate effects of these and other efforts that may be taken may not be known for some time. Economies and financial markets throughout the world have become interconnected, which increases the possibility that economic, financial or political events in one country could have a profound impact on global economies or markets. U.S. companies with significant non-U.S. operations can be impacted by political, economic and regulatory developments in foreign markets. Stocks tend to move in cycles and may experience periods of turbulence and instability.

Moral Investing Risks. The Adviser invests in equity securities only if they meet both the Fund’s investment and religious criteria, and as such, the Fund’s return may be lower than if the Adviser made decisions based solely on investment considerations. If the Fund holds a security of a company that has violated the teachings and core values of the Roman Catholic Church, it could result in the Fund selling the security at an inopportune time from a purely financial point of view. The process of screening out companies based on religious principles relies in part upon information or data from third parties that may be inaccurate or unavailable, which could cause the Fund to inadvertently hold securities that do not meet its religious criteria.

Foreign Exposure Risks. Investments in foreign securities involve risks that may be different from those of U.S. securities, including the risk that foreign economies may be less stable than the U.S. economy. Foreign securities may not be subject to uniform audit, financial reporting or disclosure standards, practices or requirements comparable to those found in the United States. Foreign securities are also subject to the risk of adverse changes in investment or exchange control regulations, tariffs, expropriation or confiscatory taxation, delayed transaction settlement, limitations on the removal of money or other assets, political or social instability, and nationalization of companies or industries.

Depositary receipts are subject to some of the same risks as direct investment in foreign companies and certain additional risks. In a sponsored depositary arrangement, the foreign issuer assumes the obligation to pay some or all of the depositary’s transaction fees. Under an unsponsored depositary arrangement, the foreign issuer assumes no obligation and the depositary’s transaction fees are paid directly by the depositary holders. Because unsponsored depositary arrangements are organized independently and without the cooperation of the issuer of the underlying securities, available information concerning the foreign issuer may not be as current as for sponsored depositaries and voting rights with respect to the deposited securities are not passed through to the holders.

Preferred Stock Risks. Preferred stock is subject to the risks of equity securities as well as risks associated with fixed income securities, such as interest rate risk. Because a company will generally pay dividends on preferred stock only after the company makes required payments to creditors, the value of a company’s preferred stock may react strongly to actual or perceived changes in the company’s financial condition or outlook. Preferred stock may be less liquid than common stock and generally has limited or no voting rights. In addition, preferred stock is subject to the risk that a company may defer or not pay dividends, may call or redeem its preferred stock, or convert it to common stock.

Convertible Security Risks. A convertible security is a bond or preferred stock that can be exchanged or converted into a specific number of shares of the issuer’s common stock. When the price of the underlying stock falls, the price of a convertible security tends to decline. Because a company must generally pay interest on its nonconvertible secured debt before it can pay interest on its convertible securities, the credit rating of a company’s convertible securities is generally lower than on its secured nonconvertible debt securities. A convertible security may be “callable,” which means the issuer can redeem the security prior to its maturity.

Sector Risks. If the Fund holds significant investments in the securities of issuers in industries within a particular sector, any development affecting that sector will have a greater impact on the value of the net assets of the Fund than would be the case if the Fund did not have significant investments in that sector. For instance, economic or market factors, regulation or deregulation, and technological or other developments may negatively impact all companies in a particular sector. This may increase the risk of loss in the Fund and its share price volatility.

Holdings Risks. If the Fund emphasizes investments in a particular issuer or issuers or holds a smaller number of portfolio securities than other diversified mutual funds, the Fund’s portfolio will be more susceptible to the depreciation of any one security than a fund that invests in a larger number of stocks.

Security Selection and Investment Style Risks. Like any mutual fund, the Fund’s method of security selection may not be successful and the Fund may underperform the stock market as a whole. Value stocks are subject to the risks that their intrinsic value may never be realized by the market or their prices may decline. The Fund’s value style could cause it to underperform relative to funds that use a growth or non-value approach to investing or funds that have a broader investment style.

Market Capitalization Risks. The Fund may emphasize investment in a particular market capitalization, which may cause its share price to be more susceptible to the financial, market or economic events affecting issuers within that market capitalization. Larger capitalization companies may be unable to respond quickly to new competitive challenges, such as changes in technology developments and consumer tastes, have fewer opportunities to expand the market for their products or services, and may not be able to attain the high growth rate of successful smaller companies. Small and mid-capitalization companies may lack the management experience, financial resources, product diversification and other competitive strengths usually present in larger companies. Micro-cap companies may have limited product lines, markets and access to financing, and may lack the management depth of larger companies. In many instances, the securities of micro, small and mid-capitalization companies are traded only over-the-counter or on a regional securities exchange, and the frequency and volume of their trading is substantially less than is typical of larger companies.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with any mutual fund investment, there is a risk that you could lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	WHAT HAS BEEN THE FUND’S PERFORMANCE HISTORY?
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and performance table shown below provide some indication of the risks and variability of investing in the Ave Maria Value Fund by showing the Fund’s performance from year to year for each of the last ten calendar years, and by showing how the Fund’s average annual total returns for the 1, 5 and 10 year periods ended December 31, 2020 compare with those of a broad measure of market performance. How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information, current through the most recent month end, is available on the Fund’s website (www.avemariafunds.com) or by calling 1-888-726-9331.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table shown below provide some indication of the risks and variability of investing in the Ave Maria Value Fund by showing the Fund’s performance from year to year for each of the last ten calendar years, and by showing how the Fund’s average annual total returns for the 1, 5 and 10 year periods ended December 31, 2020 compare with those of a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-888-726-9331
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.avemariafunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

During the periods shown in the bar chart, the highest return for a quarter was 20.00% during the quarter ended December 31, 2020 and the lowest return for a quarter was -28.51% during the quarter ended March 31, 2020.

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	the highest return for a quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	20.00%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	the lowest return for a quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(28.51%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for Periods Ended December 31, 2020
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses, or taxes
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Ave Maria Value Fund | STANDARD & POOR’S MIDCAP 400 INDEX (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	13.66%
5 Years	rr_AverageAnnualReturnYear05	12.35%
10 Years	rr_AverageAnnualReturnYear10	11.51%
Ave Maria Value Fund | Ave Maria Value Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	AVEMX
Shareholder Fee, Other	rr_ShareholderFeeOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.75%	[1]
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.20%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.97%	[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 99
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	309
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	536
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,190
Annual Return 2011	rr_AnnualReturn2011	(1.34%)
Annual Return 2012	rr_AnnualReturn2012	13.34%
Annual Return 2013	rr_AnnualReturn2013	26.24%
Annual Return 2014	rr_AnnualReturn2014	2.86%
Annual Return 2015	rr_AnnualReturn2015	(17.68%)
Annual Return 2016	rr_AnnualReturn2016	16.44%
Annual Return 2017	rr_AnnualReturn2017	17.73%
Annual Return 2018	rr_AnnualReturn2018	(8.75%)
Annual Return 2019	rr_AnnualReturn2019	20.52%
Annual Return 2020	rr_AnnualReturn2020	6.16%
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	6.16%
5 Years	rr_AverageAnnualReturnYear05	9.86%
10 Years	rr_AverageAnnualReturnYear10	6.70%
Ave Maria Value Fund | Ave Maria Value Fund | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	5.20%
5 Years	rr_AverageAnnualReturnYear05	8.51%
10 Years	rr_AverageAnnualReturnYear10	5.64%
Ave Maria Value Fund | Ave Maria Value Fund | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	4.18%
5 Years	rr_AverageAnnualReturnYear05	7.66%
10 Years	rr_AverageAnnualReturnYear10	5.27%
Ave Maria Growth Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Ave Maria Growth Fund
Objective [Heading]	rr_ObjectiveHeading	WHAT IS THE FUND’S INVESTMENT OBJECTIVE?
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Ave Maria Growth Fund is to seek long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	WHAT ARE THE FUND’S FEES AND EXPENSES?
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and fees to intermediaries, which are not reflected in the table and example below.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 26% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	26.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Total Annual Fund Operating Expenses will not correlate to the Fund’s ratio of total expenses to average net assets in the Fund’s Financial Highlights, which do not reflect “Acquired Fund Fees and Expenses.”
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	WHAT ARE THE FUND’S PRINCIPAL INVESTMENT STRATEGIES?
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Ave Maria Growth Fund invests primarily in common stocks of companies believed by the Adviser to offer above-average potential for growth in revenues, profits or cash flow. Dividend and interest income are secondary considerations in investment selection. Under normal circumstances, all of the Fund’s equity investments (which include common stocks, preferred stocks and securities convertible into common stock) and at least 80% of the Fund’s net assets will be invested in companies meeting the Fund’s religious criteria. This process is designed to avoid investments in companies believed to offer products or services or engage in practices that are contrary to core values and teachings of the Roman Catholic Church. The Fund may invest in companies of all sizes, including small and mid-capitalization companies.

At times, the Fund may emphasize investments in a particular issuer or issuers or hold a smaller number of portfolio securities than other diversified mutual funds. The portion of the Fund’s net assets invested at any given time in securities of issuers engaged in industries within a particular sector is affected by valuation considerations and other investment characteristics of that sector. As a result, the Fund’s investment in various sectors generally will change over time, and a significant allocation to any particular sector does not necessarily represent a continuing investment policy or investment strategy to invest in that sector.

The Fund may invest in the securities of foreign issuers. The Fund will primarily invest indirectly in foreign issuers in the form of depositary receipts, but may also invest directly in foreign securities. Depositary receipts are stocks issued by a U.S. bank or broker that trade in the U.S. but represent ownership of securities issued by foreign companies.

In selecting investments, the Adviser relies primarily on fundamental analysis by reviewing the issuing company’s financial statements, the fundamentals of other companies in the same industry, market trends and economic conditions. The Adviser evaluates a company’s earnings growth and prospects, price to cash flow and other variables to determine whether the company meets its growth criteria.

The moral screening process for the Fund uses information from third-party screening providers, the Adviser, shareholders and other sources. The Catholic Advisory Board sets the criteria for screening out companies based on religious principles. In making this determination, the Catholic Advisory Board members are guided by the magisterium of the Roman Catholic Church. The magisterium of the Roman Catholic Church is the authority or office of the Roman Catholic Church to teach the authentic interpretation of the Word of God, whether in its written form or in universal faith and moral practices. This process will, in general, avoid four major categories of companies: (i) those involved in the practice of abortion; (ii) those whose policies are judged to be antifamily, such as companies that distribute pornographic material; (iii) those that contribute corporate funds to Planned Parenthood; and (iv) those that support embryonic stem cell research. The Fund is not authorized or sponsored by the Roman Catholic Church and the Catholic Advisory Board is not affiliated with the Roman Catholic Church. For more information about the Catholic Advisory Board, please turn to page 69 of this Prospectus.

The Fund’s investments are monitored in relation to the Adviser’s criteria for a growth company. Generally, stocks are purchased with the intent to hold them for three years or more. However, when a company no longer meets the Adviser’s investment standards, it is sold regardless of the time held by the Fund. In addition, a stock may be sold (but is not required to be sold) if the Catholic Advisory Board determines that the company operates in a way that is inconsistent with the core values and teachings of the Roman Catholic Church. A stock will automatically be sold, if necessary, to ensure that the Fund meets its policy of investing at least 80% of its net assets in morally responsible investments.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal circumstances, all of the Fund’s equity investments (which include common stocks, preferred stocks and securities convertible into common stock) and at least 80% of the Fund’s net assets will be invested in companies meeting the Fund’s religious criteria.
Risk [Heading]	rr_RiskHeading	WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE AVE MARIA GROWTH FUND?
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with any mutual fund investment, there is a risk that you could lose money by investing in the Fund. The Fund is not intended to be a complete investment program and there is no assurance that the Fund will achieve its investment objective. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

General Market Risks. The return on and value of an investment in the Fund will fluctuate in response to stock market movements. Stocks and other equity securities are subject to market risks, such as rapid fluctuations in price or liquidity due to earnings or other developments affecting a particular company or industry, stock market trends and general economic conditions, investor perceptions, interest rates and other factors beyond the control of the Adviser. The value of an investment in the Fund may decline in tandem with a drop in the overall value of the markets in which the Fund invests and/or other markets based on negative developments in the U.S. and global economies. Economic, political and financial conditions, or industry or economic trends and developments, may, from time to time, and for varying periods of time, cause volatility, illiquidity or other potentially adverse effects in the financial markets. Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes and tsunamis, and widespread disease, including pandemics and epidemics, have been and can be highly disruptive to the economies and the markets. For example, the outbreak of COVID-19 has resulted in significant disruptions to economies and markets, adversely affecting individual companies, sectors, industries, interest rates and investor sentiment. The U.S. Federal Reserve and the U.S. government have taken numerous measures to address the economic impact of the COVID-19 pandemic and to stimulate the U.S. economy. The ultimate effects of these and other efforts that may be taken may not be known for some time. Economies and financial markets throughout the world have become interconnected, which increases the possibility that economic, financial or political events in one country could have a profound impact on global economies or markets. U.S. companies with significant non-U.S. operations can be impacted by political, economic and regulatory developments in foreign markets. Stocks tend to move in cycles and may experience periods of turbulence and instability.

Moral Investing Risks. The Adviser invests in equity securities only if they meet both the Fund’s investment and religious criteria, and as such, the Fund’s return may be lower than if the Adviser made decisions based solely on investment considerations. If the Fund holds a security of a company that has violated the teachings and core values of the Roman Catholic Church, it could result in the Fund selling the security at an inopportune time from a purely financial point of view. The process of screening out companies based on religious principles relies in part upon information or data from third parties that may be inaccurate or unavailable, which could cause the Fund to inadvertently hold securities that do not meet its religious criteria.

Foreign Exposure Risks. Investments in foreign securities involve risks that may be different from those of U.S. securities, including the risk that foreign economies may be less stable than the U.S. economy. Foreign securities may not be subject to uniform audit, financial reporting or disclosure standards, practices or requirements comparable to those found in the United States. Foreign securities are also subject to the risk of adverse changes in investment or exchange control regulations, tariffs, expropriation or confiscatory taxation, delayed transaction settlement, limitations on the removal of money or other assets, political or social instability, and nationalization of companies or industries.

Depositary receipts are subject to some of the same risks as direct investment in foreign companies and certain additional risks. In a sponsored depositary arrangement, the foreign issuer assumes the obligation to pay some or all of the depositary’s transaction fees. Under an unsponsored depositary arrangement, the foreign issuer assumes no obligation and the depositary’s transaction fees are paid directly by the depositary holders. Because unsponsored depositary arrangements are organized independently and without the cooperation of the issuer of the underlying securities, available information concerning the foreign issuer may not be as current as for sponsored depositaries and voting rights with respect to the deposited securities are not passed through to the holders.

Preferred Stock Risks. Preferred stock is subject to the risks of equity securities as well as risks associated with fixed income securities, such as interest rate risk. Because a company will generally pay dividends on preferred stock only after the company makes required payments to creditors, the value of a company’s preferred stock may react strongly to actual or perceived changes in the company’s financial condition or outlook. Preferred stock may be less liquid than common stock and generally has limited or no voting rights. In addition, preferred stock is subject to the risk that a company may defer or not pay dividends, may call or redeem its preferred stock, or convert it to common stock.

Convertible Security Risks. A convertible security is a bond or preferred stock that can be exchanged or converted into a specific number of shares of the issuer’s common stock. When the price of the underlying stock falls, the price of a convertible security tends to decline. Because a company must generally pay interest on its nonconvertible secured debt before it can pay interest on its convertible securities, the credit rating of a company’s convertible securities is generally lower than on its secured nonconvertible debt securities. A convertible security may be “callable,” which means the issuer can redeem the security prior to its maturity.

Sector Risks. If the Fund holds significant investments in the securities of issuers in industries within a particular sector, any development affecting that sector will have a greater impact on the value of the net assets of the Fund than would be the case if the Fund did not have significant investments in that sector. For instance, economic or market factors, regulation or deregulation, and technological or other developments may negatively impact all companies in a particular sector. This may increase the risk of loss in the Fund and its share price volatility. As of December 31, 2020, the Fund had approximately 49% of its net assets invested in stocks within the technology sector. The values of securities of companies in the technology sector may be significantly affected adversely by competitive pressures, short product cycles, aggressive pricing and rapid obsolescence of existing technologies and products.

Holdings Risks. If the Fund emphasizes investments in a particular issuer or issuers or holds a smaller number of portfolio securities than other diversified mutual funds, the Fund’s portfolio will be more susceptible to the depreciation of any one security than a fund that invests in a larger number of stocks.

Security Selection and Investment Style Risks. Like any mutual fund, the Fund’s method of security selection may not be successful and the Fund may underperform the stock market as a whole. Growth securities typically trade at higher multiples of current earnings than other securities. Therefore, growth securities may be more sensitive to changes in current or expected earnings than other securities. Growth securities also may be more volatile because growth companies usually invest a high portion of earnings in their business, and may lack the dividend income of value companies that can offset losses in a falling market. A company may never achieve the earnings growth the Adviser anticipates and the Fund’s growth style may go out of favor with investors.

Market Capitalization Risks. The Fund may emphasize investment in a particular market capitalization, which may cause its share price to be more susceptible to the financial, market or economic events affecting issuers within that market capitalization. Larger capitalization companies may be unable to respond quickly to new competitive challenges, such as changes in technology developments and consumer tastes, have fewer opportunities to expand the market for their products or services, and may not be able to attain the high growth rate of successful smaller companies.

Small and mid-capitalization companies may lack the management experience, financial resources, product diversification and other competitive strengths usually present in larger companies. Micro-cap companies may have limited product lines, markets and access to financing, and may lack the management depth of larger companies. In many instances, the securities of micro, small and mid-capitalization companies are traded only over-the-counter or on a regional securities exchange, and the frequency and volume of their trading is substantially less than is typical of larger companies.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with any mutual fund investment, there is a risk that you could lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	WHAT HAS BEEN THE FUND’S PERFORMANCE HISTORY?
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and performance table shown below provide some indication of the risks and variability of investing in the Ave Maria Growth Fund by showing the Fund’s performance from year to year for each of the last ten calendar years, and by showing how the Fund’s average annual total returns for the 1, 5 and 10 year periods ended December 31, 2020 compare with those of a broad measure of market performance. How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information, current through the most recent month end, is available on the Fund’s website (www.avemariafunds.com) or by calling 1-888-726-9331.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table shown below provide some indication of the risks and variability of investing in the Ave Maria Growth Fund by showing the Fund’s performance from year to year for each of the last ten calendar years, and by showing how the Fund’s average annual total returns for the 1, 5 and 10 year periods ended December 31, 2020 compare with those of a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-888-726-9331
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.avemariafunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

During the periods shown in the bar chart, the highest return for a quarter was 24.35% during the quarter ended June 30, 2020 and the lowest return for a quarter was -20.45% during the quarter ended March 31, 2020.

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	the highest return for a quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	24.35%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	the lowest return for a quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(20.45%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for Periods Ended December 31, 2020
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses, or taxes
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Ave Maria Growth Fund | STANDARD & POOR’S 500 INDEX (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	18.40%
5 Years	rr_AverageAnnualReturnYear05	15.22%
10 Years	rr_AverageAnnualReturnYear10	13.88%
Ave Maria Growth Fund | Ave Maria Growth Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	AVEGX
Shareholder Fee, Other	rr_ShareholderFeeOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.75%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.16%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.92%	[3]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 94
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	293
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	509
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,131
Annual Return 2011	rr_AnnualReturn2011	0.53%
Annual Return 2012	rr_AnnualReturn2012	14.71%
Annual Return 2013	rr_AnnualReturn2013	31.49%
Annual Return 2014	rr_AnnualReturn2014	7.50%
Annual Return 2015	rr_AnnualReturn2015	(2.70%)
Annual Return 2016	rr_AnnualReturn2016	12.07%
Annual Return 2017	rr_AnnualReturn2017	27.36%
Annual Return 2018	rr_AnnualReturn2018	(1.80%)
Annual Return 2019	rr_AnnualReturn2019	37.09%
Annual Return 2020	rr_AnnualReturn2020	18.37%
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	18.37%
5 Years	rr_AverageAnnualReturnYear05	17.86%
10 Years	rr_AverageAnnualReturnYear10	13.69%
Ave Maria Growth Fund | Ave Maria Growth Fund | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	16.93%
5 Years	rr_AverageAnnualReturnYear05	16.30%
10 Years	rr_AverageAnnualReturnYear10	12.25%
Ave Maria Growth Fund | Ave Maria Growth Fund | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	11.85%
5 Years	rr_AverageAnnualReturnYear05	14.10%
10 Years	rr_AverageAnnualReturnYear10	11.01%
Ave Maria Rising Dividend Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Ave Maria Rising Dividend Fund
Objective [Heading]	rr_ObjectiveHeading	WHAT ARE THE FUND’S INVESTMENT OBJECTIVES?
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objectives of the Ave Maria Rising Dividend Fund are to seek to provide increasing dividend income over time, long-term growth of capital, and a reasonable level of current income.
Expense [Heading]	rr_ExpenseHeading	WHAT ARE THE FUND’S FEES AND EXPENSES?
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and fees to intermediaries, which are not reflected in the table and example below.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 38% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	38.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Total Annual Fund Operating Expenses will not correlate to the Fund’s ratio of total expenses to average net assets in the Fund’s Financial Highlights, which do not reflect “Acquired Fund Fees and Expenses.”
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	WHAT ARE THE FUND’S PRINCIPAL INVESTMENT STRATEGIES?
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, the Ave Maria Rising Dividend Fund will invest at least 80% of its net assets, including the amount of any borrowings for investment purposes, in the common stocks of dividend-paying companies that are expected to increase their dividends over time and to provide long-term growth of capital. Under normal circumstances, all of the Fund’s equity investments (which include common stocks, preferred stocks and securities convertible into common stock) and at least 80% of the Fund’s net assets will be invested in companies meeting the Fund’s religious criteria. This process is designed to avoid investments in companies believed to offer products or services or engage in practices that are contrary to core values and teachings of the Roman Catholic Church. The Fund may invest in companies of all sizes.

At times, the Fund may emphasize investments in a particular issuer or issuers or hold a smaller number of portfolio securities than other diversified mutual funds. The portion of the Fund’s net assets invested at any given time in securities of issuers engaged in industries within a particular sector is affected by valuation considerations and other investment characteristics of that sector. As a result, the Fund’s investment in various sectors generally will change over time, and a significant allocation to any particular sector does not necessarily represent a continuing investment policy or investment strategy to invest in that sector.

The Fund may invest in the securities of foreign issuers. The Fund will primarily invest indirectly in foreign issuers in the form of depositary receipts, but may also invest directly in foreign securities. Depositary receipts are stocks issued by a U.S. bank or broker that trade in the U.S. but represent ownership of securities issued by foreign companies.

The Adviser believes that a track record of dividend increases is an excellent indicator of a company’s financial health and growth prospects, and that over the long term, income can contribute significantly to total return. Dividends can also help reduce the Fund’s volatility during periods of market turbulence and help offset losses when stock prices are falling. The Adviser looks for stocks with sustainable, above-average growth in earnings and dividends, and the Adviser attempts to buy them when they are temporarily out-of-favor or undervalued by the market.

Using fundamental security analysis, the Adviser extensively analyzes stocks to identify those that meet the Fund’s investment objectives and standards. In selecting investments for the Fund, the Adviser favors companies with one or more of the following attributes:

●	either a track record of, or the potential for, above-average earnings and dividend growth;

●	a competitive dividend yield;

●	a sound balance sheet and solid cash flow to support future dividend increases;

●	a sustainable competitive advantage and leading market position; and

●	reasonable valuations, such as low price/earnings, price/cash flow, or price/sales ratios.

In pursuing the Fund’s investment objectives, the Adviser has the discretion to purchase securities in special situations when it perceives an unusual opportunity for gain. These special situations might arise when the Adviser believes a security could increase in value for a variety of reasons, including a change in management, an extraordinary corporate event, or a temporary imbalance in the supply of or demand for the securities.

The moral screening process for the Fund uses information from third-party screening providers, the Adviser, shareholders and other sources. The Catholic Advisory Board sets the criteria for screening out companies based on religious principles. In making this determination, the Catholic Advisory Board members are guided by the magisterium of the Roman Catholic Church. The magisterium of the Roman Catholic Church is the authority or office of the Roman Catholic Church to teach the authentic interpretation of the Word of God, whether in its written form or in universal faith and moral practices. This process will, in general, avoid four major categories of companies: (i) those involved in the practice of abortion; (ii) those whose policies are judged to be antifamily, such as companies that distribute pornographic material; (iii) those that contribute corporate funds to Planned Parenthood; and (iv) those that support embryonic stem cell research. The Fund is not authorized or sponsored by the Roman Catholic Church and the Catholic Advisory Board is not affiliated with the Roman Catholic Church. For more information about the Catholic Advisory Board, please turn to page 69 of this Prospectus.

Stocks are sold when a company fails to achieve expected results, or economic factors or competitive developments adversely impair the company’s value. Additionally, a stock may be sold (but is not required to be sold) if the Catholic Advisory Board determines that the company operates in a way that is inconsistent with the core values and teachings of the Roman Catholic Church. A stock will automatically be sold, if necessary, to ensure that the Fund meets its policy of investing at least 80% of its net assets in morally responsible investments.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal circumstances, all of the Fund’s equity investments (which include common stocks, preferred stocks and securities convertible into common stock) and at least 80% of the Fund’s net assets will be invested in companies meeting the Fund’s religious criteria.
Risk [Heading]	rr_RiskHeading	WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE AVE MARIA RISING DIVIDEND FUND?
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with any mutual fund investment, there is a risk that you could lose money by investing in the Fund. The Fund is not intended to be a complete investment program and there is no assurance that the Fund will achieve its investment objective. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

General Market Risks. The return on and value of an investment in the Fund will fluctuate in response to stock market movements. Stocks and other equity securities are subject to market risks, such as rapid fluctuations in price or liquidity due to earnings or other developments affecting a particular company or industry, stock market trends and general economic conditions, investor perceptions, interest rates and other factors beyond the control of the Adviser.

The value of an investment in the Fund may decline in tandem with a drop in the overall value of the markets in which the Fund invests and/or other markets based on negative developments in the U.S. and global economies. Economic, political and financial conditions, or industry or economic trends and developments, may, from time to time, and for varying periods of time, cause volatility, illiquidity or other potentially adverse effects in the financial markets. Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes and tsunamis, and widespread disease, including pandemics and epidemics, have been and can be highly disruptive to the economies and the markets. For example, the outbreak of COVID-19 has resulted in significant disruptions to economies and markets, adversely affecting individual companies, sectors, industries, interest rates and investor sentiment. The U.S. Federal Reserve and the U.S. government have taken numerous measures to address the economic impact of the COVID-19 pandemic and to stimulate the U.S. economy. The ultimate effects of these and other efforts that may be taken may not be known for some time. Economies and financial markets throughout the world have become interconnected, which increases the possibility that economic, financial or political events in one country could have a profound impact on global economies or markets. U.S. companies with significant non-U.S. operations can be impacted by political, economic and regulatory developments in foreign markets. Stocks tend to move in cycles and may experience periods of turbulence and instability.

Moral Investing Risks. The Adviser invests in equity securities only if they meet both the Fund’s investment and religious criteria, and as such, the Fund’s return may be lower than if the Adviser made decisions based solely on investment considerations. If the Fund holds a security of a company that has violated the teachings and core values of the Roman Catholic Church, it could result in the Fund selling the security at an inopportune time from a purely financial point of view. The process of screening out companies based on religious principles relies in part upon information or data from third parties that may be inaccurate or unavailable, which could cause the Fund to inadvertently hold securities that do not meet its religious criteria.

Sector Risks. If the Fund holds significant investments in the securities of issuers in industries within a particular sector, any development affecting that sector will have a greater impact on the value of the net assets of the Fund than would be the case if the Fund did not have significant investments in that sector. For instance, economic or market factors, regulation or deregulation, and technological or other developments may negatively impact all companies in a particular sector. This may increase the risk of loss in the Fund and its share price volatility. As of December 31, 2020, the Fund had approximately 31.7% of its net assets invested in stocks within the technology sector. The values of securities of companies in the technology sector may be significantly affected adversely by competitive pressures, short product cycles, aggressive pricing and rapid obsolescence of existing technologies and products.

Holdings Risks. If the Fund emphasizes investments in a particular issuer or issuers or holds a smaller number of portfolio securities than other diversified mutual funds, the Fund’s portfolio will be more susceptible to the depreciation of any one security than a fund that invests in a larger number of stocks.

Security Selection and Investment Style Risks. Like any mutual fund, the Fund’s method of security selection may not be successful and the Fund may underperform the stock market as a whole. There is no guarantee that the securities selected for the Fund will provide increasing dividend income or earnings growth. Changes in the dividend policies or capital resources of companies in which the Fund invests may affect the Fund’s ability to generate income. The investment style utilized for the Fund could fall out of favor with investors, which may cause the Fund to underperform relative to other mutual funds that do not emphasize dividend paying stocks.

Market Capitalization Risks. The Fund may emphasize investment in a particular market capitalization, which may cause its share price to be more susceptible to the financial, market or economic events affecting issuers within that market capitalization. Larger capitalization companies may be unable to respond quickly to new competitive challenges, such as changes in technology developments and consumer tastes, have fewer opportunities to expand the market for their products or services, and may not be able to attain the high growth rate of successful smaller companies. Small and mid-capitalization companies may lack the management experience, financial resources, product diversification and other competitive strengths usually present in larger companies. Micro-cap companies may have limited product lines, markets and access to financing, and may lack the management depth of larger companies. In many instances, the securities of micro, small and mid-capitalization companies are traded only over-the-counter or on a regional securities exchange, and the frequency and volume of their trading is substantially less than is typical of larger companies.

Foreign Exposure Risks. Investments in foreign securities involve risks that may be different from those of U.S. securities, including the risk that foreign economies may be less stable than the U.S. economy. Foreign securities may not be subject to uniform audit, financial reporting or disclosure standards, practices or requirements comparable to those found in the United States. Foreign securities are also subject to the risk of adverse changes in investment or exchange control regulations, tariffs, expropriation or confiscatory taxation, delayed transaction settlement, limitations on the removal of money or other assets, political or social instability, and nationalization of companies or industries.

Depositary receipts are subject to some of the same risks as direct investment in foreign companies and certain additional risks. In a sponsored depositary arrangement, the foreign issuer assumes the obligation to pay some or all of the depositary’s transaction fees. Under an unsponsored depositary arrangement, the foreign issuer assumes no obligation and the depositary’s transaction fees are paid directly by the depositary holders. Because unsponsored depositary arrangements are organized independently and without the cooperation of the issuer of the underlying securities, available information concerning the foreign issuer may not be as current as for sponsored depositaries and voting rights with respect to the deposited securities are not passed through to the holders.

Special Situation Company Risks. Investing in special situation companies carries an additional risk of loss if the expected development does not occur or produce the intended results. The availability of special situation companies that present attractive investment opportunities may be sporadic, or rare in certain instances, which may detract from the Fund’s ability to pursue its investment objectives.

Preferred Stock Risks. Preferred stock is subject to the risks of equity securities as well as risks associated with fixed income securities, such as interest rate risk. Because a company will generally pay dividends on preferred stock only after the company makes required payments to creditors, the value of a company’s preferred stock may react strongly to actual or perceived changes in the company’s financial condition or outlook. Preferred stock may be less liquid than common stock and generally has limited or no voting rights. In addition, preferred stock is subject to the risk that a company may defer or not pay dividends, may call or redeem its preferred stock, or convert it to common stock.

Convertible Security Risks. A convertible security is a bond or preferred stock that can be exchanged or converted into a specific number of shares of the issuer’s common stock. When the price of the underlying stock falls, the price of a convertible security tends to decline. Because a company must generally pay interest on its nonconvertible secured debt before it can pay interest on its convertible securities, the credit rating of a company’s convertible securities is generally lower than on its secured nonconvertible debt securities. A convertible security may be “callable,” which means the issuer can redeem the security prior to its maturity.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with any mutual fund investment, there is a risk that you could lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	WHAT HAS BEEN THE FUND’S PERFORMANCE HISTORY?
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and performance table shown below provide some indication of the risks and variability of investing in the Ave Maria Rising Dividend Fund by showing the Fund’s performance from year to year for each of the last ten calendar years, and by showing how the Fund’s average annual total returns for the 1, 5 and 10 year periods ended December 31, 2020 compare with those of a broad measure of market performance. How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information, current through the most recent month end, is available on the Fund’s website (www.avemariafunds.com) or by calling 1-888-726-9331.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table shown below provide some indication of the risks and variability of investing in the Ave Maria Rising Dividend Fund by showing the Fund’s performance from year to year for each of the last ten calendar years, and by showing how the Fund’s average annual total returns for the 1, 5 and 10 year periods ended December 31, 2020 compare with those of a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-888-726-9331
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.avemariafunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

During the periods shown in the bar chart, the highest return for a quarter was 21.75% during the quarter ended June 30, 2020 and the lowest return for a quarter was -26.87% during the quarter ended March 31, 2020.

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	the highest return for a quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	21.75%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	the lowest return for a quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(26.87%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for Periods Ended December 31, 2020
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses, or taxes
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Ave Maria Rising Dividend Fund | STANDARD & POOR’S 500 VALUE INDEX (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	1.36%
5 Years	rr_AverageAnnualReturnYear05	10.52%
10 Years	rr_AverageAnnualReturnYear10	10.74%
Ave Maria Rising Dividend Fund | Ave Maria Rising Dividend Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	AVEDX
Shareholder Fee, Other	rr_ShareholderFeeOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.75%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.17%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.93%	[4]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 95
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	296
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	515
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,143
Annual Return 2011	rr_AnnualReturn2011	4.63%
Annual Return 2012	rr_AnnualReturn2012	13.89%
Annual Return 2013	rr_AnnualReturn2013	33.85%
Annual Return 2014	rr_AnnualReturn2014	9.28%
Annual Return 2015	rr_AnnualReturn2015	(5.89%)
Annual Return 2016	rr_AnnualReturn2016	15.33%
Annual Return 2017	rr_AnnualReturn2017	16.82%
Annual Return 2018	rr_AnnualReturn2018	(4.80%)
Annual Return 2019	rr_AnnualReturn2019	27.58%
Annual Return 2020	rr_AnnualReturn2020	6.45%
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	6.45%
5 Years	rr_AverageAnnualReturnYear05	11.74%
10 Years	rr_AverageAnnualReturnYear10	11.07%
Ave Maria Rising Dividend Fund | Ave Maria Rising Dividend Fund | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	5.52%
5 Years	rr_AverageAnnualReturnYear05	9.92%
10 Years	rr_AverageAnnualReturnYear10	9.55%
Ave Maria Rising Dividend Fund | Ave Maria Rising Dividend Fund | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	4.03%
5 Years	rr_AverageAnnualReturnYear05	9.00%
10 Years	rr_AverageAnnualReturnYear10	8.82%
Ave Maria World Equity Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Ave Maria World Equity Fund
Objective [Heading]	rr_ObjectiveHeading	WHAT IS THE FUND’S INVESTMENT OBJECTIVE?
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Ave Maria World Equity Fund is to seek long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	WHAT ARE THE FUND’S FEES AND EXPENSES?
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and fees to intermediaries, which are not reflected in the table and example below.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	May 1, 2022
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 43% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	43.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Total Annual Fund Operating Expenses will not correlate to the ratio of total expenses to average net assets in the Fund’s Financial Highlights, which reflects the operating expenses of the Fund but does not include “Acquired Fund Fees and Expenses.”
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and the Fund’s operating expenses remain the same. The Example also takes into account the Adviser’s contractual arrangement to maintain the Fund’s expenses at the agreed upon level for a period of one year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	WHAT ARE THE FUND’S PRINCIPAL INVESTMENT STRATEGIES?
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the Ave Maria World Equity Fund will invest at least 80% of its net assets, including the amount of any borrowings for investment purposes, in common stocks of U.S. and non-U.S. companies. The Fund will invest at least 60% of its net assets in common stocks issued by non-U.S. companies. For purposes of this requirement, a company is deemed to be a “non-U.S. company” if the company is headquartered outside the United States, or has at least 50% of its revenues or operations outside of the United States during its most recent fiscal year, at the time of purchase. The Fund will limit its investments in securities of issuers located in any one country (other than the United States) to less than 25% of the Fund’s total assets. Under normal circumstances, all of the Fund’s equity investments (which include common stocks, preferred stocks and securities convertible into common stock) and at least 80% of the Fund’s net assets will be invested in companies meeting the Fund’s religious criteria. This process is designed to avoid investments in companies believed to offer products or services or engage in practices that are contrary to core values and teachings of the Roman Catholic Church. The Fund invests in securities of established companies of various market capitalizations. At times, the Fund may emphasize investments in a particular issuer or issuers or hold a smaller number of portfolio securities than other diversified mutual funds.

The Fund may, with respect to its investments in the stocks of non-U.S. companies, invest directly in foreign securities or indirectly in such securities through depositary receipts. Depositary receipts are receipts issued by a bank or trust company and evidence ownership of underlying securities issued by foreign companies.

The Fund invests primarily in common stocks believed to be priced at a discount to their true value according to the Adviser’s criteria for value. The price of stocks in relation to cash flow, earnings, dividends, book value and asset value, both historical and prospective, are key determinants in the security selection process. Emphasis is also placed on identifying companies undergoing changes that the Adviser believes will significantly enhance shareholder value in the future, including changes in operations, management, capital allocation, strategies and product offerings.

The moral screening process for the Fund uses information from third-party screening providers, the Adviser, shareholders and other sources. The Catholic Advisory Board sets the criteria for screening out companies based on religious principles. In making this determination, the Catholic Advisory Board members are guided by the magisterium of the Roman Catholic Church. The magisterium of the Roman Catholic Church is the authority or office of the Roman Catholic Church to teach the authentic interpretation of the Word of God, whether in its written form or in universal faith and moral practices. This process will, in general, avoid four major categories of companies: (i) those involved in the practice of abortion; (ii) those whose policies are judged to be antifamily, such as companies that distribute pornographic material; (iii) those that contribute corporate funds to Planned Parenthood; and (iv) those that support embryonic stem cell research. The Fund is not authorized or sponsored by the Roman Catholic Church and the Catholic Advisory Board is not affiliated with the Roman Catholic Church. For more information about the Catholic Advisory Board, please turn to page 69 of this Prospectus.

The prices of securities held by the Fund are monitored in relation to the Adviser’s criteria for value. Generally, stocks are purchased with the intent to hold them for three years or more. When a stock appreciates substantially and is no longer undervalued according to the Adviser’s valuation criteria, it is sold. Stocks are also sold when a company fails to achieve expected results, or economic factors or competitive developments adversely impair the company’s intrinsic value. Additionally, a stock may be sold (but is not required to be sold) if the Catholic Advisory Board determines that the company operates in a way that is inconsistent with the core values and teachings of the Roman Catholic Church. A stock will automatically be sold, if necessary, to ensure that the Fund meets its policy of investing at least 80% of its net assets in morally responsible investments.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal market conditions, the Ave Maria World Equity Fund will invest at least 80% of its net assets, including the amount of any borrowings for investment purposes, in common stocks of U.S. and non-U.S. companies.
Risk [Heading]	rr_RiskHeading	WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE AVE MARIA WORLD EQUITY FUND?
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with any mutual fund investment, there is a risk that you could lose money by investing in the Fund. The Fund is not intended to be a complete investment program and there is no assurance that the Fund will achieve its investment objective. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

General Market Risks. The return on and value of an investment in the Fund will fluctuate in response to stock market movements. Stocks and other equity securities are subject to market risks, such as rapid fluctuations in price or liquidity due to earnings or other developments affecting a particular company or industry, stock market trends and general economic conditions, investor perceptions, interest rates and other factors beyond the control of the Adviser. The value of an investment in the Fund may decline in tandem with a drop in the overall value of the markets in which the Fund invests and/or other markets based on negative developments in the U.S. and global economies. Economic, political and financial conditions, or industry or economic trends and developments, may, from time to time, and for varying periods of time, cause volatility, illiquidity or other potentially adverse effects in the financial markets. Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes and tsunamis, and widespread disease, including pandemics and epidemics, have been and can be highly disruptive to the economies and the markets. For example, the outbreak of COVID-19 has resulted in significant disruptions to economies and markets, adversely affecting individual companies, sectors, industries, interest rates and investor sentiment. The U.S. Federal Reserve and the U.S. government have taken numerous measures to address the economic impact of the COVID-19 pandemic and to stimulate the U.S. economy. The ultimate effects of these and other efforts that may be taken may not be known for some time. Economies and financial markets throughout the world have become interconnected, which increases the possibility that economic, financial or political events in one country could have a profound impact on global economies or markets. U.S. companies with significant non-U.S. operations can be impacted by political, economic and regulatory developments in foreign markets. Stocks tend to move in cycles and may experience periods of turbulence and instability.

Moral Investing Risks. The Adviser invests in equity securities only if they meet both the Fund’s investment and religious criteria, and as such, the Fund’s return may be lower than if the Adviser made decisions based solely on investment considerations. If the Fund holds a security of a company that has violated the teachings and core values of the Roman Catholic Church, it could result in the Fund selling the security at an inopportune time from a purely financial point of view. The process of screening out companies based on religious principles relies in part upon information or data from third parties that may be inaccurate or unavailable, which could cause the Fund to inadvertently hold securities that do not meet its religious criteria.

Foreign Exposure Risks. Foreign securities and securities issued by U.S. entities with substantial foreign operations can involve additional risks relating to political, economic or regulatory conditions in foreign countries. These risks include less stringent investor protection and disclosure standards of some foreign markets; delayed transaction settlement; fluctuations in foreign currencies; tariffs and trade agreements; and withholding or other taxes. These factors can make foreign investments more volatile and potentially less liquid than U.S. investments. In addition, foreign markets can perform differently than the U.S. market. Even with respect to U.S. companies with substantial foreign operations, economic, regulatory and currency changes in foreign countries could dramatically affect the demand for a company’s products or the cost of producing those products.

Depositary receipts are subject to some of the same risks as direct investment in foreign companies and certain additional risks. In a sponsored depositary arrangement, the foreign issuer assumes the obligation to pay some or all of the depositary’s transaction fees. Under an unsponsored depositary arrangement, the foreign issuer assumes no obligation and the depositary’s transaction fees are paid directly by the depositary holders. Because unsponsored depositary arrangements are organized independently and without the cooperation of the issuer of the underlying securities, available information concerning the foreign issuer may not be as current as for sponsored depositaries and voting rights with respect to the deposited securities are not passed through to the holders.

Brexit Risks. The departure from the European Union (the “EU”) by the United Kingdom (the “UK”) commonly referred to as “Brexit” occurred on December 31, 2020 and is due to be approved by all applicable UK and EU government bodies in 2021. There presently is considerable uncertainty regarding the impact of Brexit on the economies and financial markets of the UK and of EU and other European countries and, following Brexit, there may be an extended period of political and economic uncertainty and market volatility in the UK, the EU, other European countries and globally, which may adversely impact the prices and liquidity of securities held by the Fund.

Preferred Stock Risks. Preferred stock is subject to the risks of equity securities as well as risks associated with fixed income securities, such as interest rate risk. Because a company will generally pay dividends on preferred stock only after the company makes required payments to creditors, the value of a company’s preferred stock may react strongly to actual or perceived changes in the company’s financial condition or outlook. Preferred stock may be less liquid than common stock and generally has limited or no voting rights. In addition, preferred stock is subject to the risk that a company may defer or not pay dividends, may call or redeem its preferred stock, or convert it to common stock.

Convertible Security Risks. A convertible security is a bond or preferred stock that can be exchanged or converted into a specific number of shares of the issuer’s common stock. When the price of the underlying stock falls, the price of a convertible security tends to decline. Because a company must generally pay interest on its nonconvertible secured debt before it can pay interest on its convertible securities, the credit rating of a company’s convertible securities is generally lower than on its secured nonconvertible debt securities. A convertible security may be “callable,” which means the issuer can redeem the security prior to its maturity.

Security Selection and Investment Style Risks. Like any mutual fund, the Fund’s method of security selection may not be successful and the Fund may underperform the stock market as a whole. Value stocks are subject to the risks that their intrinsic value may never be realized by the market or their prices may decline. The Fund’s value style could cause it to underperform relative to funds that use a growth or non-value approach to investing or funds that have a broader investment style.

Market Capitalization Risks. The Fund may emphasize investment in a particular market capitalization, which may cause its share price to be more susceptible to the financial, market or economic events affecting issuers within that market capitalization. Larger capitalization companies may be unable to respond quickly to new competitive challenges, such as changes in technology developments and consumer tastes, have fewer opportunities to expand the market for their products or services, and may not be able to attain the high growth rate of successful smaller companies. Small and mid-capitalization companies may lack the management experience, financial resources, product diversification and other competitive strengths usually present in larger companies. Micro-cap companies may have limited product lines, markets and access to financing, and may lack the management depth of larger companies. In many instances, the securities of micro, small and mid-capitalization companies are traded only over-the-counter or on a regional securities exchange, and the frequency and volume of their trading is substantially less than is typical of larger companies.

Holdings Risks. If the Fund emphasizes investments in a particular issuer or issuers or holds a smaller number of portfolio securities than other diversified mutual funds, the Fund’s portfolio will be more susceptible to the depreciation of any one security than a fund that invests in a larger number of stocks.

Sector Risks. If the Fund holds significant investments in the securities of issuers in industries within a particular sector, any development affecting that sector will have a greater impact on the value of the net assets of the Fund than would be the case if the Fund did not have significant investments in that sector. For instance, economic or market factors, regulation or deregulation, and technological or other developments may negatively impact all companies in a particular sector. This may increase the risk of loss in the Fund and its share price volatility. As of December 31, 2020, the Fund had approximately 29.9% of its net assets invested in stocks within the technology sector. The values of securities of companies in the technology sector may be significantly affected adversely by competitive pressures, short product cycles, aggressive pricing and rapid obsolescence of existing technologies and products.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with any mutual fund investment, there is a risk that you could lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	WHAT HAS BEEN THE FUND’S PERFORMANCE HISTORY?
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and performance table shown below provide some indication of the risks and variability of investing in the Ave Maria World Equity Fund by showing the Fund’s performance from year to year for each full calendar year over the lifetime of the Fund, and by showing how the Fund’s average annual total returns for the 1, 5 and 10 year periods ending December 31, 2020 compare with those of a broad measure of market performance. On May 1, 2021, the Ave Maria World Equity Fund changed its primary benchmark index from the Standard & Poor’s Global 1200 Index to the MSCI ACWI Index because the MSCI ACWI Index is more representative of the Fund’s portfolio composition. How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Certain performance information reflects fee reductions and/or expense reimbursements by the Adviser; without such fee reductions and/or expense reimbursements, returns would be less than those shown.

Updated performance information, current through the most recent month end, is available on the Fund’s website (www.avemariafunds.com) or by calling 1-888-726-9331.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table shown below provide some indication of the risks and variability of investing in the Ave Maria World Equity Fund by showing the Fund’s performance from year to year for each full calendar year over the lifetime of the Fund, and by showing how the Fund’s average annual total returns for the 1, 5 and 10 year periods ending December 31, 2020 compare with those of a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-888-726-9331
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.avemariafunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

During the periods shown in the bar chart, the highest return for a quarter was 17.06% during the quarter ended June 30, 2020 and the lowest return for a quarter was -28.14% during the quarter ended March 31, 2020.

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	the highest return for a quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	17.06%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	the lowest return for a quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(28.14%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for Periods Ended December 31, 2020
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	On May 1, 2021, the Ave Maria World Equity Fund changed its primary benchmark index from the Standard & Poor’s Global 1200 Index to the MSCI ACWI Index because the MSCI ACWI Index is more representative of the Fund’s portfolio composition.
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses, or taxes
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Ave Maria World Equity Fund | STANDARD & POOR’S GLOBAL 1200 INDEX (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	15.58%
5 Years	rr_AverageAnnualReturnYear05	12.91%
10 Years	rr_AverageAnnualReturnYear10	10.34%
Ave Maria World Equity Fund | MSCI ACWI INDEX (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	16.26%
5 Years	rr_AverageAnnualReturnYear05	12.26%
10 Years	rr_AverageAnnualReturnYear10	9.13%
Ave Maria World Equity Fund | Ave Maria World Equity Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	AVEWX
Shareholder Fee, Other	rr_ShareholderFeeOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.95%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.31%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.27%	[5]
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)	[6]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.26%	[7]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 128
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	402
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	696
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,533
Annual Return 2011	rr_AnnualReturn2011	(9.60%)
Annual Return 2012	rr_AnnualReturn2012	13.83%
Annual Return 2013	rr_AnnualReturn2013	23.45%
Annual Return 2014	rr_AnnualReturn2014	0.51%
Annual Return 2015	rr_AnnualReturn2015	(4.78%)
Annual Return 2016	rr_AnnualReturn2016	8.71%
Annual Return 2017	rr_AnnualReturn2017	17.88%
Annual Return 2018	rr_AnnualReturn2018	(8.87%)
Annual Return 2019	rr_AnnualReturn2019	27.66%
Annual Return 2020	rr_AnnualReturn2020	(0.15%)
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(0.15%)
5 Years	rr_AverageAnnualReturnYear05	8.28%
10 Years	rr_AverageAnnualReturnYear10	6.11%
Ave Maria World Equity Fund | Ave Maria World Equity Fund | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(0.24%)
5 Years	rr_AverageAnnualReturnYear05	7.61%
10 Years	rr_AverageAnnualReturnYear10	5.54%
Ave Maria World Equity Fund | Ave Maria World Equity Fund | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	0.02%
5 Years	rr_AverageAnnualReturnYear05	6.53%
10 Years	rr_AverageAnnualReturnYear10	4.86%
Ave Maria Focused Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Ave Maria Focused Fund
Objective [Heading]	rr_ObjectiveHeading	WHAT IS THE FUND’S INVESTMENT OBJECTIVE?
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Fund is to seek long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	WHAT ARE THE FUND’S FEES AND EXPENSES?
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and fees to intermediaries, which are not reflected in the table and example below.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	May 1, 2023
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s annualized portfolio turnover rate was 16% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	16.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Total Annual Fund Operating Expenses will not correlate to the Fund’s ratio of total expenses to average net assets in the Fund’s Financial Highlights, which do not reflect “Acquired Fund Fees and Expenses.”
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	WHAT ARE THE FUND’S PRINCIPAL INVESTMENT STRATEGIES?
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the Ave Maria Focused Fund will invest primarily in equity securities that the Adviser believes have high earnings growth potential. Equity securities include, but are not limited to, common stocks, preferred stocks, convertible stocks, special situation companies and foreign stocks. Under normal circumstances, all of the Fund’s equity investments and at least 80% of the Fund’s net assets (plus the amount of borrowings for investment purposes) will be invested in companies believed to offer products or services or engage in practices that are not contrary to core values and teachings of the Roman Catholic Church. The Fund may invest in the securities of companies of any size, regardless of market capitalization. At times, depending on market and other conditions, the Fund may invest a substantial portion of its assets in a small number of issuers, industries or business sectors. The Fund is classified as non-diversified.

The moral screening process for the Fund uses information from third-party screening providers, the Adviser, shareholders and other sources. The Catholic Advisory Board sets the criteria for screening out companies based on religious principles. In making this determination, the Catholic Advisory Board members are guided by the magisterium of the Roman Catholic Church. The magisterium of the Roman Catholic Church is the authority or office of the Roman Catholic Church to teach the authentic interpretation of the Word of God, whether in its written form or in universal faith and moral practices. This process will, in general, avoid four major categories of companies: (i) those involved in the practice of abortion; (ii) those whose policies are judged to be antifamily, such as companies that distribute pornographic material; (iii) those that contribute corporate funds to Planned

Parenthood; and (iv) those that support embryonic stem cell research. The Fund is not authorized or sponsored by the Roman Catholic Church and the Catholic Advisory Board is not affiliated with the Roman Catholic Church. The Adviser may sell (but is not required to sell) a stock based upon the Catholic Advisory Board’s determination that such company operates in a way that is inconsistent with the core values and teachings of the Roman Catholic Church. A stock will automatically be sold, if necessary, to ensure that the Fund meets its policy of investing at least 80% of its net assets in morally responsible investments. For more information about the Catholic Advisory Board, please turn to page 69 of this Prospectus.

The Fund may invest in special situation companies that have fallen out of favor with the market, but are expected to appreciate over time due to company-specific developments, rather than general business conditions or movements in the markets as a whole. Special situations may include significant changes in a company’s allocation of its existing capital (companies undergoing turnarounds or spin-offs) or a restructuring of assets. Special situations may also result from significant changes to an industry through regulatory developments or shifts in competition, new product introductions, changes in senior management or significant changes in a company’s cost structure.

The Fund may invest in the securities of foreign issuers. The Fund will primarily invest indirectly in foreign issuers in the form of depositary receipts, but may also invest directly in foreign securities. Depositary receipts are stocks issued by a U.S. bank or broker that trade in the U.S. but represent ownership of securities issued by foreign companies.

In selecting investments, the Adviser uses fundamental security analyses to identify and purchase shares of companies that the Adviser believes are selling below their intrinsic value. The Adviser looks for companies whose market prices are below what a corporate or entrepreneurial buyer would be willing to pay for the entire business. The price of stocks in relation to their free cash flow and earnings, both historical and prospective, are key determinants in the security selection process. Emphasis is also placed on identifying companies that are believed to redeploy excess capital at high rates of return. Generally, stocks are purchased with the intent to hold them for an average of five years. However, when a company no longer meets the Adviser’s investment standards or a more attractive opportunity becomes available, it is sold regardless of the time held by the Fund. A stock may also be sold when there is an adverse change in a company’s economic outlook or competitive advantage, a fundamental change has occurred in a company’s management, the company fails to redeploy its capital at the return threshold anticipated by the Adviser, or the anticipated return threshold is no longer probable.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal circumstances, all of the Fund’s equity investments and at least 80% of the Fund’s net assets (plus the amount of borrowings for investment purposes) will be invested in companies believed to offer products or services or engage in practices that are not contrary to core values and teachings of the Roman Catholic Church.
Risk [Heading]	rr_RiskHeading	WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE AVE MARIA FOCUSED FUND?
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with any mutual fund investment, there is a risk that you could lose money by investing in the Fund. The Fund is not intended to be a complete investment program and there is no assurance that the Fund will achieve its investment objective. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

General Market Risks. The return on and value of an investment in the Fund will fluctuate in response to stock market movements. Stocks and other equity securities are subject to market risks, such as rapid fluctuations in price or liquidity due to earnings and other developments affecting a particular company or industry, stock market trends and general economic conditions, investor perceptions, interest rates and other factors beyond the control of the Adviser. The value of an investment in the Fund may decline in tandem with a drop in the overall value of the markets in which the Fund invests and/or other markets based on negative developments in the U.S. and global economies. Economic, political and financial conditions, or industry or economic trends and developments, may, from time to time, and for varying periods of time, cause volatility, illiquidity or other potentially adverse effects in the financial markets. Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes and tsunamis, and widespread disease, including pandemics and epidemics, have been and can be highly disruptive to the economies and the markets. For example, the outbreak of COVID-19 has resulted in significant disruptions to economies and markets, adversely affecting individual companies, sectors, industries, interest rates and investor sentiment. The U.S. Federal Reserve and the U.S. government have taken numerous measures to address the economic impact of the COVID-19 pandemic and to stimulate the U.S. economy. The ultimate effects of these and other efforts that may be taken may not be known for some time. Economies and financial markets throughout the world have become interconnected, which increases the possibility that economic, financial or political events in one country could have a profound impact on global economies or markets. U.S. companies with significant non-U.S. operations can be impacted by political, economic and regulatory developments in foreign markets. Stocks tend to move in cycles and may experience periods of turbulence and instability.

Moral Investing Risks. The Adviser invests in equity securities only if they meet both the Fund’s investment and religious criteria, and as such, the Fund’s return may be lower than if the Adviser made decisions based solely on investment considerations. If the Fund holds a security of a company that has violated the teachings and core values of the Roman Catholic Church, it could result in the Fund selling the security at an inopportune time from a purely financial point of view. The process of screening out companies based on religious principles relies in part upon information or data from third parties that may be inaccurate or unavailable, which could cause the Fund to inadvertently hold securities that do not meet its religious criteria.

Non-Diversification Risks. The Fund is classified as non-diversified and may therefore invest a greater percentage of its assets in the securities of a limited number of issuers than a fund that is diversified. At times, the Fund may overweight a position in a particular issuer or emphasize investment in a limited number of issuers, industries or sectors, which may cause its share price to be more susceptible to any economic, business, political or regulatory occurrence affecting an issuer than a fund that is more widely diversified. The issuers that the Fund may emphasize will vary from time to time.

Sector Risks. If the Fund holds significant investments in the securities of issuers in industries within a particular sector, any development affecting that sector will have a greater impact on the value of the net assets of the Fund than would be the case if the Fund did not have significant investments in that sector. For instance, economic or market factors, regulation or deregulation, and technological or other developments may negatively impact all companies in a particular sector. This may increase the risk of loss in the Fund and its share price volatility. As of December 31, 2020, the Fund had approximately 41.8% of its net assets invested in stocks within the technology sector. The values of securities of companies in the technology sector may be significantly affected adversely by competitive pressures, short product cycles, aggressive pricing and rapid obsolescence of existing technologies and products.

Security Selection and Investment Style Risks. Like any mutual fund, the Fund’s method of security selection may not be successful, and the Fund may underperform the stock market as a whole. There is no guarantee that the securities selected by the Fund will redeploy excess capital at high rates of return or achieve the price appreciation anticipated by the Adviser. The Fund’s investments may be more volatile than other types of investments because their market prices may reflect future expectations. If the Adviser’s opinion about the value of a company is not recognized by the market, a stock might not achieve the price appreciation anticipated by the Adviser. The Fund’s style of investing may go out of favor with investors.

Market Capitalization Risks. The Fund may emphasize investment in a particular market capitalization, which may cause its share price to be more susceptible to the financial, market or economic events affecting issuers within that market capitalization. Larger capitalization companies may be unable to respond quickly to new competitive challenges, such as changes in technology developments and consumer tastes, have fewer opportunities to expand the market for their products or services, and may not be able to attain the high growth rate of successful smaller companies. Small and mid-capitalization companies may lack the management experience, financial resources, product diversification and other competitive strengths usually present in larger companies. Micro-cap companies may have limited product lines, markets and access to financing, and may lack the management depth of larger companies. In many instances, the securities of micro, small, and mid-capitalization companies are traded only over-the-counter or on a regional securities exchange, and the frequency and volume of their trading is substantially less than is typical of larger companies.

Foreign Exposure Risks. Investments in foreign securities involve risks that may be different from those of U.S. securities, including the risk that foreign economies may be less stable than the U.S. economy. Foreign securities may not be subject to uniform audit, financial reporting or disclosure standards, practices or requirements comparable to those found in the United States. Foreign securities are also subject to the risk of adverse changes in investment or exchange control regulations, tariffs, expropriation or confiscatory taxation, delayed transaction settlement, limitations on the removal of money or other assets, political or social instability, and nationalization of companies or industries.

Depositary receipts are subject to some of the same risks as direct investment in foreign companies and certain additional risks. In a sponsored depositary arrangement, the foreign issuer assumes the obligation to pay some or all of the depositary’s transaction fees. Under an unsponsored depositary arrangement, the foreign issuer assumes no obligation and the depositary’s transaction fees are paid directly by the depositary holders. Because unsponsored depositary arrangements are organized independently and without the cooperation of the issuer of the underlying securities, available information concerning the foreign issuer may not be as current as for sponsored depositaries and voting rights with respect to the deposited securities are not passed through to the holders.

Preferred Stock Risks. Preferred stock is subject to the risks of equity securities as well as risks associated with fixed income securities, such as interest rate risk. Because a company will generally pay dividends on preferred stock only after the company makes required payments to creditors, the value of a company’s preferred stock may react strongly to actual or perceived changes in the company’s financial condition or outlook. Preferred stock may be less liquid than common stock and generally has limited or no voting rights. In addition, preferred stock is subject to the risk that a company may defer or not pay dividends, may call or redeem its preferred stock, or convert it to common stock.

Convertible Security Risks. A convertible security is a bond or preferred stock that can be exchanged or converted into a specific number of shares of the issuer’s common stock. When the price of the underlying stock falls, the price of a convertible security tends to decline. Because a company must generally pay interest on its nonconvertible secured debt before it can pay interest on its convertible securities, the credit rating of a company’s convertible securities is generally lower than on its secured nonconvertible debt securities. A convertible security may be “callable,” which means the issuer can redeem the security prior to its maturity.

Special Situation Company Risks. Investing in special situation companies carries an additional risk of loss if the expected development does not occur or produce the intended results. The availability of special situation companies that present attractive investment opportunities may be sporadic, or rare in certain instances, which may detract from the Fund’s ability to pursue its investment objectives.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with any mutual fund investment, there is a risk that you could lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	The Fund is classified as non-diversified and may therefore invest a greater percentage of its assets in the securities of a limited number of issuers than a fund that is diversified. At times, the Fund may overweight a position in a particular issuer or emphasize investment in a limited number of issuers, industries or sectors, which may cause its share price to be more susceptible to any economic, business, political or regulatory occurrence affecting an issuer than a fund that is more widely diversified. The issuers that the Fund may emphasize will vary from time to time.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	WHAT HAS BEEN THE FUND’S PERFORMANCE HISTORY?
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The Fund is newly organized and therefore does not have a performance history for a full calendar year to report. When the Fund has returns for a full calendar year, this Prospectus will include performance information, which will give some indication of the risks and variability of investing in the Fund by comparing the Fund’s performance with a broad measure of market performance. How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information, current through the most recent month end is available on the Fund’s website (www.avemariafunds.com) or by calling 1-888-726-9331.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The Fund is newly organized and therefore does not have a performance history for a full calendar year to report.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-888-726-9331
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.avemariafunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Ave Maria Focused Fund | Ave Maria Focused Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	AVEAX
Shareholder Fee, Other	rr_ShareholderFeeOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.85%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.44%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.30%	[8]
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.04%)	[9]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.26%	[10]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 128
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	408
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	709
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,564
Ave Maria Bond Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Ave Maria Bond Fund
Objective [Heading]	rr_ObjectiveHeading	WHAT IS THE FUND’S INVESTMENT OBJECTIVE?
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Ave Maria Bond Fund is to seek preservation of principal with a reasonable level of current income.
Expense [Heading]	rr_ExpenseHeading	WHAT ARE THE FUND’S FEES AND EXPENSES?
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and fees to intermediaries, which are not reflected in the table and example below.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 47% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	47.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Total Annual Fund Operating Expenses will not correlate to the Fund’s ratio of total expenses to average net assets in the Fund’s Financial Highlights, which do not reflect the reduction in Management Fees that went into effect on May 1, 2021 or “Acquired Fund Fees and Expenses.”
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	WHAT ARE THE FUND’S PRINCIPAL INVESTMENT STRATEGIES?
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Ave Maria Bond Fund invests primarily (80% or more of its net assets, including the amount of any borrowings for investment purposes) in investment-grade debt securities of domestic issuers, including the U.S. government and its agencies and instrumentalities, corporations and municipalities and money market instruments. The Fund may invest up to 20% of its net assets in equity securities (which includes, but is not limited to, preferred stocks, common stocks paying dividends and securities convertible into common stock) of domestic or foreign issuers of any market capitalization. Under normal circumstances, all of the Fund’s investments in corporate debt and equity securities will satisfy the Fund’s religious criteria. This process is designed to avoid investments in companies believed to offer products or services or engage in practices that are contrary to core values and teachings of the Roman Catholic Church.

The Fund seeks to invest in securities that appear comparatively undervalued. For example, the Fund would consider a security having a yield that is higher than another security of similar credit quality and duration to be comparatively undervalued. Unlike funds investing solely for income, the Fund also seeks modest capital appreciation and growth of investment income. The Fund may purchase securities that are convertible into common stock or carry warrants or common stock purchase rights when the Adviser believes they offer higher return potential than nonconvertible securities. Convertible securities generally are debt obligations that pay income, but may convert into common or preferred stock under certain circumstances. The Fund may also seek capital appreciation by investing in fixed income securities when the Adviser believes interest rates on such investments may decline, thereby increasing the market value of the Fund’s fixed income securities. The Adviser may also purchase securities it believes have a high potential for credit upgrade.

The moral screening process for the Fund uses information from third-party screening providers, the Adviser, shareholders and other sources. The Catholic Advisory Board sets the criteria for screening out companies based on religious principles. In making this determination, the Catholic Advisory Board members are guided by the magisterium of the Roman Catholic Church. The magisterium of the Roman Catholic Church is the authority or office of the Roman Catholic Church to teach the authentic interpretation of the Word of God, whether in its written form or in universal faith and moral practices. This process will, in general, avoid four major categories of companies: (i) those involved in the practice of abortion; (ii) those whose policies are judged to be antifamily, such as companies that distribute pornographic material; (iii) those that contribute corporate funds to Planned Parenthood; and (iv) those that support embryonic stem cell research. The Fund is not authorized or sponsored by the Roman Catholic Church and the Catholic Advisory Board is not affiliated with the Roman Catholic Church. For more information about the Catholic Advisory Board, please turn to page 69 of this Prospectus.

The Fund will invest at least 80% of its net assets in “investment-grade” debt securities and securities issued by the U.S. government, its agencies or instrumentalities. Investment-grade debt securities are corporate bonds, debentures, notes or money market instruments rated in the top four categories at the time of purchase by a nationally recognized rating agency, or unrated securities that the Adviser considers to be of comparable quality. Securities issued by the U.S. government, its agencies or its instrumentalities include direct obligations of the U.S. Treasury (including Treasury Inflation-Protected Securities (“TIPS”)) and securities issued or guaranteed as to payment of interest and principal by agencies or instrumentalities of the U.S. government. The Fund will invest no more than 20% of its net assets in debt securities whose highest rating, at the time of purchase, is BBB by S&P Global Ratings (“S&P”) (or an equivalent rating) or lower.

The Fund may invest in debt securities of any maturity. In selecting debt securities, the Adviser will focus on the issuer’s credit strength as well as the security’s effective duration and yield. Effective duration is a measure of a debt security’s price sensitivity to interest rate changes. Effective duration takes into account a debt security’s cash flows over time including the possibility that a debt security might be prepaid by the issuer or redeemed by the holder prior to its stated maturity date. In contrast, maturity measures only the time until the final payment is due. When the Adviser expects interest rates to rise, it may purchase debt securities with shorter maturities or invest in money market instruments. When the Adviser expects interest rates to fall, it may invest in longer-term debt securities. The Adviser may sell a security when it no longer meets its criteria for investment or when there are more attractive investment opportunities available. A stock will automatically be sold, if necessary, to ensure that the Fund’s investments are in accordance with its morally responsible investment policy.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Ave Maria Bond Fund invests primarily (80% or more of its net assets, including the amount of any borrowings for investment purposes) in investment-grade debt securities of domestic issuers, including the U.S. government and its agencies and instrumentalities, corporations and municipalities and money market instruments.
Risk [Heading]	rr_RiskHeading	WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE AVE MARIA BOND FUND?
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with any mutual fund investment, there is a risk that you could lose money by investing in the Fund. The Fund is not intended to be a complete investment program and there is no assurance that the Fund will achieve its investment objective. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Equity Market Risks. The Fund is subject to the risk that the securities markets may decrease in value. Factors affecting the securities markets include economic growth and decline, interest rate levels and political events. Stocks tend to move in cycles and may experience periods of turbulence and instability. Any equity securities held by the Fund may be subject to certain risks, such as rapid fluctuations in price or liquidity due to earnings or other developments affecting a particular company or industry, stock market trends and general economic conditions, investor perceptions, interest rates and other factors beyond the control of the Adviser. The value of an investment in the Fund may decline in tandem with a drop in the overall value of the markets in which the Fund invests and/or other markets based on negative developments in the U.S. and global economies. Economic, political and financial conditions, or industry or economic trends and developments, may, from time to time, and for varying periods of time, cause volatility, illiquidity or other potentially adverse effects in the financial markets. Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes and tsunamis, and widespread disease, including pandemics and epidemics, have been and can be highly disruptive to the economies and the markets. For example, the outbreak of COVID-19 has resulted in significant disruptions to economies and markets, adversely affecting individual companies, sectors, industries, interest rates and investor sentiment. The U.S. Federal Reserve and the U.S. government have taken numerous measures to address the economic impact of the COVID-19 pandemic and to stimulate the U.S. economy. The ultimate effects of these and other efforts that may be taken may not be known for some time. Economies and financial markets throughout the world have become interconnected, which increases the possibility that economic, financial or political events in one country could have a profound impact on global economies or markets. U.S. companies with significant non-U.S. operations can be impacted by political, economic and regulatory developments in foreign markets. Stocks tend to move in cycles and may experience periods of turbulence and instability.

Changes in the dividend policies or capital resources of companies in which the Fund invests may affect the Fund’s ability to generate income. Investments in micro-, small- and mid-sized companies often involve higher risks because they may lack the management experience, financial resources, product diversification and competitive strengths usually present with larger corporations. Foreign securities can involve additional risks relating to political, economic or regulatory conditions in foreign countries, which can make foreign investments more volatile and potentially less liquid than U.S. investments. There is a risk the Adviser will not accurately predict the impact of these and other factors, in which case the securities owned by the Fund might decline in value.

Debt Security Risks. Any debt securities held by the Fund may be subject to certain risks, such as interest rate risks, credit risks and liquidity risks. At times there may be an imbalance of supply and demand in the markets which could result in greater price volatility, less liquidity, wider trading spreads and a lack of price transparency. Convertible securities may be subject to both debt and equity security risks described herein.

●	Interest Rate Risks. The value of the Fund’s debt securities is affected by changes in interest rates. When interest rates rise, the value of the Fund’s debt securities and its share price will decline. A change in interest rates will also change the amount of income the Fund generates. Securities with longer maturities generally are more sensitive to interest rate changes than securities with shorter maturities. There is presently uncertainty as to the direction of interest rates and the pace at which interest rates may change. The current historically low interest rate environment heightens the risks associated with rising interest rates and may cause the Fund to face a greater level of interest rate risk and volatility.

●	Credit Risks. The value of the Fund’s debt securities is affected by the issuers’ continued ability to make interest and principal payments, when due. The Fund could lose money if an issuer cannot meet its financial obligations or if its credit rating is downgraded. Securities rated in the lowest of the investment-grade categories (BBB or an equivalent rating)

are considered more speculative than higher-rated securities. Their issuers may not be as financially strong and they may have a weakened capacity to pay interest or principal, especially during periods of economic downturn or uncertainty.

An investment grade determination is made at the time of purchase and the Fund is not required to liquidate a security whose rating is reduced below investment grade. When a security’s rating is reduced below investment grade, it may be more difficult for the Fund to receive income and achieve capital appreciation from its investment.

Government securities held by the Fund may or may not be backed by the “full faith and credit” of the U.S. government. Securities backed by the full faith and credit of the U.S. government include Treasury securities and Overseas Private Investment Corporation securities. Securities that are not backed by the “full faith and credit” of the U.S. government include securities issued by various other government agencies.

A rating by a nationally recognized statistical rating organization represents the organization’s opinion as to the credit quality of a security but is not an absolute standard of quality or guarantee as to the creditworthiness of an issuer. Ratings of nationally recognized statistical rating organizations present an inherent conflict of interest because such organizations are paid by the entities whose securities they rate. The credit rating of a security does not necessarily address its market risk (that is, the risk that the value of a security will be adversely affected due to movements in the overall financial markets or changes in the level of interest rates). In addition, ratings may not be revised promptly to reflect developments in the issuer’s financial condition.

●	Liquidity Risks. Debt securities may also be subject to liquidity risk, which is the risk that a security cannot be sold at an advantageous time or price. If a debt security is downgraded or drops in price, the market demand may be limited, making that security difficult to sell. Additionally the market for certain debt securities may become illiquid under adverse market or economic conditions, independent of any specific adverse changes in the condition of a particular issuer. Liquidity risk may be magnified in a rising interest rate environment or in other circumstances where investor redemptions from fixed income mutual funds may be higher than normal. The capacity of traditional dealers to engage in fixed income trading has not kept pace with the growth of the fixed income market, causing dealer inventories to be at or near historical lows relative to market size. The Federal Reserve has spent hundreds of billions of dollars to keep credit flowing through short-term money markets and has signaled that it plans to maintain its interventions at an elevated level. Amid these ongoing efforts, concerns about the markets’ dependence on the Federal Reserve’s provision of liquidity have grown. Lower rated securities may be subject to greater levels of liquidity risk.

Security Selection Risks. Like any mutual fund, the Fund’s method of security selection may not be successful and the Fund might underperform the markets as a whole. The Adviser’s opinion about the creditworthiness of a company, the intrinsic value of a security or the direction of interest rates may be incorrect, which may cause the Fund to underperform relative to other mutual funds that have similar investment strategies.

Moral Investing Risks. The Adviser invests in corporate debt and equity securities only if they meet both the Fund’s investment and religious criteria, and as such, the Fund’s return may be lower than if the Adviser made decisions based solely on investment considerations. If the Fund holds a security of a company that has violated the teachings and core values of the Roman Catholic Church, it could result in the Fund selling the security at an inopportune time from a purely financial point of view. The process of screening out companies based on religious principles relies in part upon information or data from third parties that may be inaccurate or unavailable, which could cause the Fund to inadvertently hold securities that do not meet its religious criteria.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with any mutual fund investment, there is a risk that you could lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	WHAT HAS BEEN THE FUND’S PERFORMANCE HISTORY?
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and performance table shown below provide some indication of the risks and variability of investing in the Ave Maria Bond Fund by showing the Fund’s performance from year to year for each of the last ten calendar years, and by showing how the Fund’s average annual total returns for the 1, 5 and 10 year periods ended December 31, 2020 compare with those of a broad measure of market performance. How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Certain performance information reflects fee reductions and/or expense reimbursements by the Adviser; without such fee reductions and/or expense reimbursements, returns would be less than those shown. Updated performance information, current through the most recent month end, is available on the Fund’s website (www.avemariafunds.com) or by calling 1-888-726-9331.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table shown below provide some indication of the risks and variability of investing in the Ave Maria Bond Fund by showing the Fund’s performance from year to year for each of the last ten calendar years, and by showing how the Fund’s average annual total returns for the 1, 5 and 10 year periods ended December 31, 2020 compare with those of a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-888-726-9331
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.avemariafunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

During the periods shown in the bar chart, the highest return for a quarter was 6.35% during the quarter ended June 30, 2020 and the lowest return for a quarter was -5.70% during the quarter ended March 31, 2020.

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	the highest return for a quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	6.35%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	the lowest return for a quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(5.70%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for Periods Ended December 31, 2020
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses, or taxes
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Ave Maria Bond Fund | BLOOMBERG BARCLAYS U.S. INTERMEDIATE GOVERNMENT/CREDIT INDEX (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	6.43%
5 Years	rr_AverageAnnualReturnYear05	3.64%
10 Years	rr_AverageAnnualReturnYear10	3.11%
Ave Maria Bond Fund | Ave Maria Bond Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	AVEFX
Shareholder Fee, Other	rr_ShareholderFeeOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.25%	[11]
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.17%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.43%	[12]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 44
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	138
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	241
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 542
Annual Return 2011	rr_AnnualReturn2011	3.34%
Annual Return 2012	rr_AnnualReturn2012	4.63%
Annual Return 2013	rr_AnnualReturn2013	6.14%
Annual Return 2014	rr_AnnualReturn2014	2.19%
Annual Return 2015	rr_AnnualReturn2015	0.70%
Annual Return 2016	rr_AnnualReturn2016	4.54%
Annual Return 2017	rr_AnnualReturn2017	4.16%
Annual Return 2018	rr_AnnualReturn2018	0.41%
Annual Return 2019	rr_AnnualReturn2019	8.30%
Annual Return 2020	rr_AnnualReturn2020	5.60%
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	5.60%
5 Years	rr_AverageAnnualReturnYear05	4.57%
10 Years	rr_AverageAnnualReturnYear10	3.98%
Ave Maria Bond Fund | Ave Maria Bond Fund | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	4.64%
5 Years	rr_AverageAnnualReturnYear05	3.63%
10 Years	rr_AverageAnnualReturnYear10	3.09%
Ave Maria Bond Fund | Ave Maria Bond Fund | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	3.40%
5 Years	rr_AverageAnnualReturnYear05	3.24%
10 Years	rr_AverageAnnualReturnYear10	2.88%
Schwartz Value Focused Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Risk/Return Summary
Objective [Heading]	rr_ObjectiveHeading	What is the Fund’s investment objective?
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Fund is to seek long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	What are the Fund’s fees and expenses?
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and fees to intermediaries, which are not reflected in the table and example below.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	May 1, 2022
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 45% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	45.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Total Annual Fund Operating Expenses will not correlate to the ratio of net expenses to average net assets in the Fund’s Financial Highlights, which reflects the operating expenses of the Fund but does not include “Acquired Fund Fees and Expenses.”
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example also takes into account the Adviser’s contractual arrangement to maintain the Fund’s expenses at the agreed upon level for a period of one year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	What are the Fund’s principal investment strategies?
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the Fund invests at least 80% of its net assets, including the amount of any borrowings for investment purposes, in equity securities (which include common stocks, preferred stocks and securities convertible into common stocks). The Fund may invest in the securities of companies of any size, regardless of market capitalization. At times, depending on market and other conditions, the Fund may invest a substantial portion of its assets in a small number of issuers, industries or business sectors. The Fund may invest in special situation companies that have fallen out of favor with the market, but that the Adviser expects to appreciate over time due to company-specific developments, rather than general business conditions or movements in the markets as a whole. Special situations may include significant changes in a company’s allocation of its existing capital (companies undergoing turnarounds or spin-offs) or a restructuring of assets. Special situations may also result from significant changes to an industry through regulatory developments or shifts in competition, new product introductions, changes in senior management or significant changes in a company’s cost structure. The Fund may invest in equity securities of foreign issuers. The Fund will primarily invest indirectly in foreign issuers in the form of depositary receipts, but may also invest directly in foreign issuers. Depositary receipts are stocks issued by a U.S. bank or broker that trade in the U.S. but represent ownership of securities issued by foreign companies. The Fund may also invest directly in foreign securities.

The Fund may also invest in exchange-traded funds (“ETFs”) if the Adviser believes it is advisable to expose the Fund to the broad market or to broad market sectors or to hedge against market risk without purchasing a large number of individual securities. ETFs differ from traditional index funds because their shares are listed on a securities exchange and can be traded intraday. When the Fund invests in an ETF, the Fund’s shareholders will indirectly pay a proportionate share of the management fee and operating expenses of the ETF. The Fund may invest in debt securities, which include U.S. Treasury notes and bonds, investment grade corporate debt securities, convertible debt securities and debt securities rated below investment grade (high yield or junk bonds). The Fund may also invest in cash or cash equivalents. The Fund’s cash level is a result of the Adviser’s individual security selection process, and therefore may vary, depending on the Adviser’s desired security weightings. Under normal market conditions, the Fund will limit its investment in ETFs, debt securities (including junk bonds), and cash or cash equivalents to no more than 20% of its net assets.

The Adviser uses fundamental security analyses to identify and purchase shares of companies that the Adviser believes are selling below their intrinsic value. The Adviser looks for companies whose market prices are below what a corporate or entrepreneurial buyer would be willing to pay for the entire business. The price of stocks in relation to cash flow, earnings, dividends, book value, and asset value, both historical and prospective, are key determinants in the security selection process. Emphasis is also placed on identifying companies undergoing changes that may significantly enhance shareholder value in the future, including changes in operations, management, capital allocation, strategies or product offerings. The Adviser intends to hold securities for an average of 3 to 5 years under normal market conditions. The price of the securities held by the Fund are monitored in relation to the Adviser’s criteria for value. When a stock appreciates substantially and is no longer undervalued, according to the Adviser’s valuation criteria, it is sold. Stocks are also sold when a company fails to achieve expected results or economic factors or competitive developments adversely impair the company’s intrinsic value.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal market conditions, the Fund invests at least 80% of its net assets, including the amount of any borrowings for investment purposes, in equity securities (which include common stocks, preferred stocks and securities convertible into common stocks).
Risk [Heading]	rr_RiskHeading	What are the principal risks of investing in the Fund?
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with any mutual fund investment, there is a risk that you could lose money by investing in the Fund. The Fund is not intended to be a complete investment program and there is no assurance that the Fund will achieve its investment objective. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

General Market Risks. The return on and value of an investment in the Fund will fluctuate in response to stock market movements. Stocks and other equity securities are subject to market risks, such as rapid fluctuations in price or liquidity due to earnings and other developments affecting a particular company or industry, stock market trends and general economic conditions, investor perceptions, interest rates and other factors beyond the control of the Adviser. The value of an investment in the Fund may decline in tandem with a drop in the overall value of the markets in which the Fund invests and/or other markets based on negative developments in the U.S. and global economies. Economic, political and financial conditions, or industry or economic trends and developments, may, from time to time, and for varying periods of time, cause volatility, illiquidity or other potentially adverse effects in the financial markets. Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes and tsunamis, and widespread disease, including pandemics and epidemics, have been and can be highly disruptive to economies and the markets. For example, the outbreak of COVID-19 has resulted in significant disruptions to economies and markets, adversely affecting individual companies, sectors, industries, interest rates and investor sentiment. The U.S. Federal Reserve and the U.S. government have taken numerous measures to address the economic impact of the COVID-19 pandemic and to stimulate the U.S. economy. The ultimate effects of these and other efforts that may be taken may not be known for some time. Economies and financial markets throughout the world have become interconnected, which increases the possibility that economic, financial or political events in one country could have a profound impact on global economies or markets. U.S. companies with significant non-U.S. operations can be impacted by political, economic and regulatory developments in foreign markets. Stocks tend to move in cycles and may experience periods of turbulence and instability.

Foreign Exposure Risks. Investments in foreign securities involve risks that may be different from those of U.S. securities, including the risk that foreign economies may be less stable than the U.S. economy. Foreign securities may not be subject to uniform audit, financial reporting or disclosure standards, practices or requirements comparable to those found in the United States. Foreign securities are also subject to the risk of adverse changes in investment or exchange control regulations, tariffs, expropriation or confiscatory taxation, delayed transaction settlement, limitations on the removal of money or other assets, political or social instability, and nationalization of companies or industries. The risks associated with slowing economic growth, the United Kingdom’s departure from the European Union on December 31, 2020, commonly referred to as “Brexit,” ongoing trade negotiations with China, the possibility of changes to some international trade agreements, tensions or open conflict between nations, or political or economic dysfunction within some nations that are global economic powers or major producers of oil could affect the economies of many nations, including the United States, in ways that cannot necessarily be foreseen.

Depositary receipts are subject to some of the same risks as direct investment in foreign companies and certain additional risks. In a sponsored depositary arrangement, the foreign issuer assumes the obligation to pay some or all of the depositary’s transaction fees. Under an unsponsored depositary arrangement, the foreign issuer assumes no obligation and the depositary’s transaction fees are paid directly by the depositary holders. Because unsponsored depositary arrangements are organized independently and without the cooperation of the issuer of the underlying securities, available information concerning the foreign issuer may not be as current as for sponsored depositaries and voting rights with respect to the deposited securities are not passed through to the holders.

Non-Diversification Risks. The Fund is classified as non-diversified and may therefore invest a greater percentage of its assets in the securities of a limited number of issuers than a fund that is diversified. At times, the Fund may overweight a position in a particular issuer or emphasize investment in a limited number of issuers, industries or sectors, which may cause its share price to be more susceptible to any economic, business, political or regulatory occurrence affecting an issuer than a fund that is more widely diversified. The issuers that the Fund may emphasize will vary from time to time.

Sector Risks. If the Fund holds significant investments in the securities of issuers in industries within a particular sector, any development affecting that sector will have a greater impact on the value of the net assets of the Fund than would be the case if the Fund did not have significant investments in that sector. For instance, economic or market factors, regulation or deregulation, and technological or other developments may negatively impact all companies in a particular sector. This may increase the risk of loss in the Fund and its share price volatility.

Security Selection and Investment Style Risks. Like any mutual fund, the Fund’s method of security selection may not be successful, and the Fund may underperform the stock market as a whole. If the Adviser’s opinion about the intrinsic value of a company is incorrect or if the intrinsic value of a company is not recognized by the market, a stock may not achieve the price appreciation anticipated by the Adviser. The Fund’s value style may cause it to underperform relative to funds that use a growth or non-value approach to investing or funds that have a broader investment style.

Market Capitalization Risks. The Fund may emphasize investment in a particular market capitalization, which may cause its share price to be more susceptible to the financial, market or economic events affecting issuers within that market capitalization. Larger capitalization companies may be unable to respond quickly to new competitive challenges, such as changes in technology developments and consumer tastes, have fewer opportunities to expand the market for their products or services, and may not be able to attain the high growth rate of successful smaller companies. Small and mid-capitalization companies may lack the management experience, financial resources, product diversification and other competitive strengths usually present in larger companies. Micro-cap companies may have limited product lines, markets and access to financing, and may lack the management depth of larger companies. In many instances, the securities of micro, small and mid-capitalization companies are traded only over-the-counter or on a regional securities exchange, and the frequency and volume of their trading is substantially less than is typical of larger companies.

Debt Security Risks. Any debt securities held by the Fund are subject to certain risks, such as credit risk, interest rate risk and liquidity risk. At times there may be an imbalance of supply and demand in the markets which could result in greater price volatility, less liquidity, wider trading spreads and a lack of price transparency. Credit risk is the risk that the issuer of the security cannot meet its financial obligations. Issuers of junk bonds may not be as financially strong and may have a weakened capacity to pay interest or principal, when due, especially during periods of economic downturn or uncertainty. Interest rate risk is the risk that the Fund’s share price will be affected by changes in interest rates. When interest rates rise, the value of the Fund’s debt securities and share price generally will decline. Securities with longer maturities generally are more sensitive to interest rate changes than securities with shorter maturities. Potential changes in government policy affecting interest rates may cause debt securities to experience a heightened level of interest rate risk. Liquidity risk is the risk that a security cannot be sold at an advantageous time or price. Liquidity risk may be magnified in a rising interest rate environment, if there is a reduction in the inventories of traditional dealers, or in other circumstances. Lower rated securities may be subject to greater levels of liquidity risk.

ETF Risks. The Adviser may invest in certain types of ETFs to hedge against market risk. Investments in ETFs generally present the same primary risks as investments in conventional investment companies, including the risk that the general level of security prices owned by the ETF may decline, thereby affecting the value of the shares of the ETF. In addition, ETFs are subject to certain risks that do not apply to mutual funds, including the risk that the market price of an ETF’s shares may trade at a discount to its net asset value, or that an active trading market for an ETF’s shares may not be developed or maintained. ETFs are also subject to the risks of the underlying securities or sectors that the ETF is designed to track.

Preferred Stock Risks. Preferred stock is subject to the risks of equity securities as well as risks associated with fixed income securities, such as interest rate risk. Because a company will generally pay dividends on preferred stock only after the company makes required payments to creditors, the value of a company’s preferred stock may react strongly to actual or perceived changes in the company’s financial condition or outlook. Preferred stock may be less liquid than common stock and generally has limited or no voting rights. In addition, preferred stock is subject to the risk that a company may defer or not pay dividends, may call or redeem its preferred stock, or convert it to common stock.

Convertible Security Risks. A convertible security is a bond or preferred stock that can be exchanged or converted into a specific number of shares of the issuer’s common stock. When the price of the underlying stock falls, the price of a convertible security tends to decline. Because a company must generally pay interest on its nonconvertible secured debt before it can pay interest on its convertible securities, the credit rating of a company’s convertible securities is generally lower than on its secured nonconvertible debt securities. A convertible security may be “callable,” which means the issuer can redeem the security prior to its maturity.

Special Situation Company Risks. Investing in special situation companies carries an additional risk of loss if the expected development does not occur or produce the intended results. The availability of special situation companies that present attractive investment opportunities may be sporadic, or rare in certain instances, which may detract from the Fund’s ability to pursue its investment objectives.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with any mutual fund investment, there is a risk that you could lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	The Fund is classified as non-diversified and may therefore invest a greater percentage of its assets in the securities of a limited number of issuers than a fund that is diversified. At times, the Fund may overweight a position in a particular issuer or emphasize investment in a limited number of issuers, industries or sectors, which may cause its share price to be more susceptible to any economic, business, political or regulatory occurrence affecting an issuer than a fund that is more widely diversified. The issuers that the Fund may emphasize will vary from time to time.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	What has been the Fund’s performance history?
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and performance table shown below provide some indication of the risks and variability of investing in the Fund by showing the Fund’s performance from year to year for each of the last ten calendar years, and by showing how the Fund’s average annual total returns for the 1, 5 and 10 year periods ended December 31, 2020 compare with those of a broad measure of market performance. The performance results through December 31, 2015 and portions of 2016 were achieved using an investment strategy that is different than the more focused strategy that is currently being used to manage the Fund. Certain performance information reflects fee reductions and/or expense reimbursements by the Adviser; without such fee reductions and/or expense reimbursements, returns would be less than those shown. How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information, current through the most recent month-end, is available on the Fund’s website (www.schwartzvaluefocusedfund.com) or by calling 1-888-726-0753.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table shown below provide some indication of the risks and variability of investing in the Fund by showing the Fund’s performance from year to year for each of the last ten calendar years, and by showing how the Fund’s average annual total returns for the 1, 5 and 10 year periods ended December 31, 2020 compare with those of a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-888-726-0753
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.schwartzvaluefocusedfund.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

During the periods shown in the bar chart, the highest return for a quarter was 28.62% during the quarter ended June 30, 2020 and the lowest return for a quarter was -27.83% during the quarter ended March 31, 2020.

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	the highest return for a quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	28.62%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	the lowest return for a quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(27.83%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns For Periods Ended December 31, 2020
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses, or taxes
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Schwartz Value Focused Fund | STANDARD & POOR’S 1500 INDEX (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	17.93%
5 Years	rr_AverageAnnualReturnYear05	14.97%
10 Years	rr_AverageAnnualReturnYear10	13.67%
Schwartz Value Focused Fund | Schwartz Value Focused Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	RCMFX
Shareholder Fee, Other	rr_ShareholderFeeOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.95%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.76%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.73%	[13]
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.46%)	[14]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.27%	[15]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 129
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	500
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	895
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,003
Annual Return 2011	rr_AnnualReturn2011	5.59%
Annual Return 2012	rr_AnnualReturn2012	5.44%
Annual Return 2013	rr_AnnualReturn2013	24.70%
Annual Return 2014	rr_AnnualReturn2014	(4.74%)
Annual Return 2015	rr_AnnualReturn2015	(15.48%)
Annual Return 2016	rr_AnnualReturn2016	18.13%
Annual Return 2017	rr_AnnualReturn2017	13.71%
Annual Return 2018	rr_AnnualReturn2018	(8.14%)
Annual Return 2019	rr_AnnualReturn2019	18.67%
Annual Return 2020	rr_AnnualReturn2020	11.62%
1 Year	rr_AverageAnnualReturnYear01	11.62%
5 Years	rr_AverageAnnualReturnYear05	10.32%
10 Years	rr_AverageAnnualReturnYear10	6.21%
Schwartz Value Focused Fund | Schwartz Value Focused Fund | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	10.98%
5 Years	rr_AverageAnnualReturnYear05	9.66%
10 Years	rr_AverageAnnualReturnYear10	5.63%
Schwartz Value Focused Fund | Schwartz Value Focused Fund | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	7.33%
5 Years	rr_AverageAnnualReturnYear05	8.11%
10 Years	rr_AverageAnnualReturnYear10	4.91%

[1]	Management Fees have been restated to reflect a reduction in the annual percentage rate at which such fees are computed from 0.85% to 0.75%, effective May 1, 2021.
[2]	Total Annual Fund Operating Expenses will not correlate to the Fund’s ratio of total expenses to average net assets in the Fund’s Financial Highlights, which do not reflect the reduction in Management Fees that went into effect on May 1, 2021 or “Acquired Fund Fees and Expenses.”
[3]	Total Annual Fund Operating Expenses will not correlate to the Fund’s ratio of total expenses to average net assets in the Fund’s Financial Highlights, which do not reflect “Acquired Fund Fees and Expenses.”
[4]	Total Annual Fund Operating Expenses will not correlate to the Fund’s ratio of total expenses to average net assets in the Fund’s Financial Highlights, which do not reflect “Acquired Fund Fees and Expenses.”
[5]	Total Annual Fund Operating Expenses will not correlate to the ratio of total expenses to average net assets in the Fund’s Financial Highlights, which reflects the operating expenses of the Fund but does not include “Acquired Fund Fees and Expenses.”
[6]	The Adviser has contractually agreed to reduce Management Fees and reimburse Other Expenses so that “Total Annual Fund Operating Expenses” (excluding Acquired Fund Fees and Expenses, interest, taxes, brokerage costs and extraordinary expenses) do not exceed 1.25%. Any management fee waivers and/or expense reimbursements by the Adviser are subject to repayment by the Fund for a period of three years from the date such fees and expenses were waived or reimbursed, provided the repayment to the Adviser does not cause “Total Annual Fund Operating Expenses” (excluding Acquired Fund Fees and Expenses, interest, taxes, brokerage costs and extraordinary expenses) of the Fund to exceed the net expense ratio at the time such amount was waived or repaid. This expense limitation is in effect until May 1, 2022 and may be terminated by the Fund or the Adviser upon not less than 60 days’ prior written notice, provided, however, that (i) the Adviser may not terminate the agreement without the approval of the Board of Trustees, and (ii) the agreement terminates automatically if the Adviser ceases to serve as the Fund’s investment adviser. During the fiscal year ended December 31, 2020, the Adviser recouped from the Fund $10,470 of previous fee reductions.
[7]	Total Annual Fund Operating Expenses After Fee Waiver will not correlate to the ratio of net expenses to average net assets in the Fund’s Financial Highlights, which reflects the operating expenses of the Fund but does not include “Acquired Fund Fees and Expenses.”
[8]	Total Annual Fund Operating Expenses will not correlate to the Fund’s ratio of total expenses to average net assets in the Fund’s Financial Highlights, which do not reflect “Acquired Fund Fees and Expenses.”
[9]	The Adviser has contractually agreed to reduce Management Fees and reimburse Other Expenses so that “Total Annual Fund Operating Expenses” (excluding Acquired Fund Fees and Expenses, interest, taxes, brokerage costs and extraordinary expenses) do not exceed 1.25%. Any management fee waivers and/or expense reimbursements by the Adviser are subject to repayment by the Fund for a period of three years from the date such fees and expenses were waived or reimbursed, provided the repayment to the Adviser does not cause “Total Annual Fund Operating Expenses” (excluding Acquired Fund Fees and Expenses, interest, taxes, brokerage costs and extraordinary expenses) of the Fund to exceed the net expense ratio at the time such amount was waived or repaid. This expense limitation is in effect until May 1, 2023 and may be terminated by the Fund or the Adviser upon not less than 60 days’ prior written notice, provided, however, that (i) the Adviser may not terminate the agreement without the approval of the Board of Trustees, and (ii) the agreement terminates automatically if the Adviser ceases to serve as the Fund’s investment adviser.
[10]	Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement will not correlate to the ratio of net expenses to average net assets in the Fund’s Financial Highlights, which reflects the operating expenses of the Fund but does not include “Acquired Fund Fees and Expenses.”
[11]	Management Fees have been restated to reflect a reduction in the annual percentage rate at which such fees are computed from 0.30% to 0.25%, effective May 1, 2021.
[12]	Total Annual Fund Operating Expenses will not correlate to the Fund’s ratio of total expenses to average net assets in the Fund’s Financial Highlights, which do not reflect the reduction in Management Fees that went into effect on May 1, 2021 or “Acquired Fund Fees and Expenses.”
[13]	Total Annual Fund Operating Expenses will not correlate to the ratio of net expenses to average net assets in the Fund’s Financial Highlights, which reflects the operating expenses of the Fund but does not include “Acquired Fund Fees and Expenses.”
[14]	Schwartz Investment Counsel, Inc. (the “Adviser”) has contractually agreed to reduce Management Fees and reimburse Other Expenses so that “Total Annual Fund Operating Expenses” (excluding Acquired Fund Fees and Expenses, interest, taxes, brokerage costs and extraordinary expenses) do not exceed 1.25%. Any management fee waivers and/or expense reimbursements by the Adviser are subject to repayment by the Fund for a period of three years from the date such fees and expenses were waived or reimbursed, provided the repayment to the Adviser does not cause “Total Annual Fund Operating Expenses” (excluding Acquired Fund Fees and Expenses, interest, taxes, brokerage costs and extraordinary expenses) of the Fund to exceed the net expense ratio at the time such amount was waived or repaid. This expense limitation is in effect until May 1, 2022 and may be terminated by the Fund or the Adviser upon not less than 60 days’ prior written notice, provided, however, that (i) the Adviser may not terminate the agreement without the approval of the Board of Trustees, and (ii) the agreement terminates automatically if the Adviser ceases to serve as the Fund’s investment adviser.
[15]	Total Annual Fund Operating Expenses After Fee Waiver will not correlate to the ratio of net expenses to average net assets in the Fund’s Financial Highlights, which reflects the operating expenses of the Fund but does not include “Acquired Fund Fees and Expenses.”